Schedule of Investments
Invesco International Developed Dynamic Multifactor ETF (IMFL)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Australia-7.53%
Adbri Ltd.	15,946	$32,450
Afterpay Ltd.(a)	1,196	92,307
ALS Ltd.	12,126	107,044
Ampol Ltd.	1,587	32,261
Ansell Ltd.	1,246	28,289
Aristocrat Leisure Ltd.	4,502	140,805
Australia & New Zealand Banking Group Ltd.	7,280	137,822
Bank of Queensland Ltd.(b)	28,214	152,839
Bendigo & Adelaide Bank Ltd.(b)	59,379	360,820
BHP Group Ltd.	890	24,845
BHP Group PLC	3,908	106,844
BlueScope Steel Ltd.	46,495	651,763
Brambles Ltd.	7,506	53,275
carsales.com Ltd.	2,415	43,169
Challenger Ltd.	89,875	411,669
Charter Hall Group	10,527	144,208
Cochlear Ltd.	336	51,889
Coles Group Ltd.	3,069	39,213
Commonwealth Bank of Australia	1,734	114,564
Computershare Ltd.	7,898	106,906
CSR Ltd.	26,746	110,941
Dexus	11,615	91,992
Domino’s Pizza Enterprises Ltd.(b)	1,751	161,053
Downer EDI Ltd.	77,527	312,233
Endeavour Group Ltd.	21,303	103,469
Fortescue Metals Group Ltd.	4,742	57,193
Glencore PLC	90,788	428,922
Goodman Group	4,063	71,129
GPT Group (The)	10,862	40,588
Harvey Norman Holdings Ltd.(b)	27,144	97,580
IDP Education Ltd.	2,539	62,974
IGO Ltd.	35,021	261,726
Iluka Resources Ltd.	56,220	343,617
Incitec Pivot Ltd.	43,551	98,816
Insurance Australia Group Ltd.	16,529	51,919
IOOF Holdings Ltd.	16,773	44,123
Macquarie Group Ltd.	733	102,252
Medibank Pvt Ltd.	87,947	215,138
Metcash Ltd.(b)	105,303	303,887
Mineral Resources Ltd.	15,360	492,927
Mirvac Group	114,629	232,454
National Australia Bank Ltd.	4,198	81,261
Oil Search Ltd.	11,730	31,688
Orora Ltd.	58,192	138,225
OZ Minerals Ltd.	8,262	152,254
Perpetual Ltd.	1,642	39,969
Pro Medicus Ltd.(b)	1,683	74,559
QBE Insurance Group Ltd.	9,003	74,177
REA Group Ltd.	382	43,985
Reece Ltd.	10,844	180,075
Rio Tinto Ltd.	751	49,788
SEEK Ltd.	6,285	155,082
Seven Group Holdings Ltd.(b)	4,324	65,396
Shopping Centres Australasia Property Group	32,149	63,371
Sonic Healthcare Ltd.	7,135	216,022
South32 Ltd.	28,996	72,575
Stockland	42,435	131,487
Suncorp Group Ltd.	51,143	392,365
Sydney Airport(a)	6,685	39,342
Tabcorp Holdings Ltd.	54,558	192,648
Telstra Corp. Ltd.	29,069	83,888
	Shares	Value
Australia-(continued)
Treasury Wine Estates Ltd.	20,041	$171,942
Washington H Soul Pattinson & Co. Ltd.	4,537	99,983
Wesfarmers Ltd.	4,214	169,894
Westpac Banking Corp.	9,385	136,549
Woolworths Group Ltd.	5,971	172,821
		9,547,261
Austria-0.48%
ANDRITZ AG	2,050	96,914
Erste Group Bank AG	1,720	74,673
Mondi PLC	4,649	105,760
OMV AG	4,133	218,509
Verbund AG	427	44,459
voestalpine AG	2,220	74,665
		614,980
Belgium-0.88%
Ackermans & van Haaren N.V.	488	80,307
Ageas S.A./N.V.	2,197	112,840
D’Ieteren Group	985	178,171
Groupe Bruxelles Lambert S.A.	593	63,758
KBC Group N.V.	2,173	181,048
Proximus SADP	1,540	27,769
Sofina S.A.(b)	427	196,482
Solvay S.A., Class A	561	62,464
Umicore S.A.	3,214	155,596
Warehouses De Pauw C.V.A.	1,327	61,181
		1,119,616
Brazil-0.19%
Yara International ASA	4,851	237,243
Canada-4.66%
Alimentation Couche-Tard, Inc., Class B	1,510	55,089
Bank of Montreal	1,336	138,557
Bank of Nova Scotia (The)	4,159	258,657
Brookfield Asset Management, Inc., Class A	2,246	124,906
Canadian Imperial Bank of Commerce	1,060	117,709
Canadian Natural Resources Ltd.	7,805	317,846
Canadian Tire Corp. Ltd., Class A	3,384	445,396
Canadian Utilities Ltd., Class A	1,041	27,835
Cenovus Energy, Inc.	6,310	74,571
CGI, Inc., Class A(a)	1,014	84,358
Constellation Software, Inc.	70	118,614
Dollarama, Inc.	1,184	50,930
Enbridge, Inc.	1,177	43,977
Fairfax Financial Holdings Ltd.	1,132	500,302
Fortis, Inc.	911	39,244
George Weston Ltd.	2,015	211,773
Great-West Lifeco, Inc.	5,742	165,975
Hydro One Ltd.(c)	1,648	40,121
IGM Financial, Inc.	2,590	93,218
Imperial Oil Ltd.(b)	2,233	73,511
Intact Financial Corp.	484	59,810
Loblaw Cos. Ltd.	1,456	109,302
Magna International, Inc.	7,891	588,995
Manulife Financial Corp.(b)	13,646	242,964
National Bank of Canada	2,916	225,656
Nutrien Ltd.	3,121	206,023
Pembina Pipeline Corp.	2,874	84,688
Power Corp. of Canada	22,903	735,760
Rogers Communications, Inc., Class B	1,679	74,814
Royal Bank of Canada	514	50,607
Shaw Communications, Inc., Class B	9,945	286,845
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Canada-(continued)
Sun Life Financial, Inc.(b)	2,516	$133,037
Teck Resources Ltd., Class B	1,594	42,099
Toronto-Dominion Bank (The)	1,279	89,883
		5,913,072
Chile-0.03%
Antofagasta PLC(b)	2,063	37,665
China-1.32%
BOC Hong Kong Holdings Ltd.	15,918	48,086
Chow Tai Fook Jewellery Group Ltd.	23,829	42,732
Kerry Logistics Network Ltd.	30,725	87,298
Lee & Man Paper Manufacturing Ltd.	36,387	25,111
Lenovo Group Ltd.	573,641	586,455
MicroPort Scientific Corp.(b)	5,183	21,674
MMG Ltd.(a)	144,432	52,431
Nexteer Automotive Group Ltd.	85,836	111,646
Shui On Land Ltd.	187,398	25,000
SITC International Holdings Co. Ltd.	41,230	165,272
Towngas China Co. Ltd.	137,984	93,631
Wharf Holdings Ltd. (The)	68,002	237,698
Wilmar International Ltd.	13,700	41,065
Xinyi Glass Holdings Ltd.	55,692	135,875
		1,673,974
Denmark-1.19%
AP Moller - Maersk A/S, Class A	41	116,475
AP Moller - Maersk A/S, Class B	53	158,628
Carlsberg A/S, Class B	624	96,332
Danske Bank A/S	2,863	46,928
Demant A/S(a)	3,541	168,123
DSV A/S	582	125,787
Genmab A/S(a)	167	64,150
Novo Nordisk A/S, Class B	572	61,008
Novozymes A/S, Class B	886	66,660
Pandora A/S	3,214	395,964
Rockwool International A/S, Class B	200	82,698
Royal Unibrew A/S	541	57,284
Vestas Wind Systems A/S	1,968	65,529
		1,505,566
Finland-1.40%
Fortum OYJ	7,254	207,475
Kesko OYJ, Class B	12,681	395,953
Metso Outotec OYJ	7,408	74,462
Nokia OYJ(a)	11,804	65,297
Nokian Renkaat OYJ	2,786	103,015
Nordea Bank Abp	15,055	177,458
Sampo OYJ, Class A	947	46,251
Stora Enso OYJ, Class R	2,827	47,652
UPM-Kymmene OYJ	2,542	91,704
Valmet OYJ	5,310	216,365
Wartsila OYJ Abp	25,473	352,241
		1,777,873
France-4.13%
ALD S.A.(c)	3,618	50,335
Amundi S.A.(c)	335	27,696
Arkema S.A.	226	29,407
AXA S.A.	9,410	257,913
BNP Paribas S.A.	1,141	70,740
Bollore S.A.	29,316	156,279
Bouygues S.A.	1,439	48,511
Bureau Veritas S.A.	2,330	73,329
	Shares	Value
France-(continued)
Capgemini SE	1,112	$255,465
Carrefour S.A.	10,999	181,003
Cie de Saint-Gobain	6,142	388,397
Cie Generale des Etablissements Michelin S.C.A.	1,915	281,296
CNP Assurances	5,841	141,815
Covivio	643	52,994
Credit Agricole S.A.	3,340	45,362
Dassault Systemes SE	565	33,827
Eiffage S.A.	663	61,359
Electricite de France S.A.	2,275	31,728
EssilorLuxottica S.A.	227	45,231
Eurazeo SE	1,102	89,744
Faurecia SE	907	38,693
Gecina S.A.	190	25,535
ICADE	1,261	88,924
Klepierre S.A.	1,975	41,538
La Francaise des Jeux SAEM(c)	1,007	46,359
Legrand S.A.	976	106,321
Orange S.A.	3,484	37,294
Publicis Groupe S.A.	11,239	722,856
Renault S.A.(a)	5,256	168,374
Rexel S.A.	19,820	361,970
Sartorius Stedim Biotech	64	37,561
Schneider Electric SE	333	58,555
SCOR SE	1,898	59,370
Societe Generale S.A.	4,204	130,344
SOITEC(a)	323	84,566
Suez S.A.	5,004	111,157
Teleperformance	255	104,105
Thales S.A.	542	44,218
Unibail-Rodamco-Westfield(a)(b)	677	44,350
Veolia Environnement S.A.	12,739	407,228
Vinci S.A.	344	32,394
Vivendi SE	1,536	19,450
Wendel SE	1,283	146,003
		5,239,596
Germany-4.40%
Allianz SE	205	44,405
Aroundtown S.A.	55,349	330,194
BASF SE	631	41,110
Bayerische Motoren Werke AG	623	59,592
Brenntag SE	4,022	342,706
Carl Zeiss Meditec AG, BR	516	102,774
Continental AG(a)	443	47,221
Covestro AG(c)	1,147	64,347
Daimler AG	2,812	262,711
Deutsche Bank AG(a)	30,059	360,675
Deutsche Post AG	1,975	115,977
Deutsche Telekom AG	2,883	50,585
Deutsche Wohnen SE	494	22,025
DWS Group GmbH & Co. KGaA(c)	972	37,965
E.ON SE	8,941	109,637
Evonik Industries AG	2,005	60,054
Evotec SE(a)	4,198	197,516
Fresenius SE & Co. KGaA	2,750	103,680
GEA Group AG	2,519	126,827
Hannover Rueck SE	395	68,759
HeidelbergCement AG	1,000	66,568
Hella GmbH & Co. KGaA	1,381	95,754
HelloFresh SE(a)	2,815	283,270
Infineon Technologies AG	2,123	95,419
KION Group AG	290	31,141

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Germany-(continued)
LANXESS AG	1,036	$59,799
LEG Immobilien SE	426	59,219
Merck KGaA	1,275	314,152
METRO AG	11,148	125,231
MTU Aero Engines AG	356	66,098
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	206	55,267
Porsche Automobil Holding SE, Preference Shares	4,562	380,913
ProSiebenSat.1 Media SE	15,897	232,528
Puma SE	676	81,227
Rational AG	33	30,243
RWE AG	1,348	51,816
Sartorius AG, Preference Shares	77	52,609
Siemens AG	189	30,056
Siemens Energy AG(a)	1,615	42,610
Siemens Healthineers AG(c)	470	34,027
Talanx AG	1,958	87,011
thyssenkrupp AG(a)	40,391	442,548
Traton SE	1,524	35,681
Uniper SE	1,858	80,350
Vitesco Technologies Group AG(a)	87	3,839
Volkswagen AG, Preference Shares	144	26,203
Wacker Chemie AG	801	137,089
Zalando SE(a)(c)	298	26,922
		5,576,350
Hong Kong-1.59%
AIA Group Ltd.	3,284	34,564
ASM Pacific Technology Ltd.	6,188	65,207
CK Asset Holdings Ltd.	28,513	163,123
CK Hutchison Holdings Ltd.	26,094	163,509
CK Infrastructure Holdings Ltd.	6,696	38,780
CLP Holdings Ltd.	5,689	55,753
Haitong International Securities Group Ltd.	167,242	34,539
Hang Seng Bank Ltd.	3,107	54,999
Henderson Land Development Co. Ltd.	10,064	41,181
Hong Kong & China Gas Co. Ltd. (The)	32,181	48,050
Hong Kong Exchanges & Clearing Ltd.	666	36,735
Huabao International Holdings Ltd.	29,403	84,673
Hutchison Port Holdings Trust, Class U	672,919	151,407
Jardine Matheson Holdings Ltd.	1,474	83,414
Johnson Electric Holdings Ltd., H Shares	13,179	28,637
Kerry Properties Ltd.	34,579	89,820
Link REIT	7,921	68,685
Man Wah Holdings Ltd.	29,668	46,885
NWS Holdings Ltd.	32,570	30,415
Power Assets Holdings Ltd.	14,683	88,427
Sino Land Co. Ltd.	121,802	145,615
Sun Hung Kai Properties Ltd.	4,475	54,417
Swire Pacific Ltd., Class A	6,712	37,151
Techtronic Industries Co. Ltd.	7,198	148,561
VTech Holdings Ltd.	21,411	177,009
Yue Yuen Industrial Holdings Ltd.(a)	29,089	50,448
		2,022,004
Indonesia-0.13%
Golden Agri-Resources Ltd.	845,791	160,380
Ireland-0.47%
AIB Group PLC(a)	63,689	138,609
CRH PLC	1,919	92,820
	Shares	Value
Ireland-(continued)
Glanbia PLC	10,137	$130,190
Smurfit Kappa Group PLC	4,740	240,306
		601,925
Israel-2.31%
Airport City Ltd.(a)	2,005	41,956
Ashtrom Group Ltd.	2,670	65,253
Azrieli Group Ltd.	518	47,334
Bank Hapoalim BM	10,564	103,305
Bank Leumi Le-Israel BM	47,439	459,235
Big Shopping Centers Ltd.	290	44,623
First International Bank of Israel Ltd. (The)	1,392	55,713
Gav-Yam Lands Corp. Ltd.	3,874	45,495
Harel Insurance Investments & Financial Services Ltd.	7,887	83,310
ICL Group Ltd.	30,761	269,665
Israel Corp. Ltd. (The)(a)	489	187,954
Israel Discount Bank Ltd., Class A(a)	114,176	701,947
Melisron Ltd.(a)	604	52,873
Mivne Real Estate KD Ltd.	31,386	126,215
Mizrahi Tefahot Bank Ltd.	6,606	244,267
Nova Ltd.(a)	1,182	155,917
Phoenix Holdings Ltd. (The)	15,886	197,752
Tower Semiconductor Ltd.(a)	1,179	41,612
		2,924,426
Italy-1.95%
A2A S.p.A.	117,472	228,355
Amplifon S.p.A.	1,934	93,868
Assicurazioni Generali S.p.A.	18,821	375,609
De Longhi S.p.A.	773	25,737
FinecoBank Banca Fineco S.p.A.	4,442	77,449
Hera S.p.A.	8,759	33,570
Interpump Group S.p.A.	3,061	205,350
Intesa Sanpaolo S.p.A.	64,936	154,626
Leonardo S.p.A.(a)	8,340	56,156
Mediobanca Banca di Credito Finanziario S.p.A.	26,232	288,476
Moncler S.p.A.	1,806	130,264
Pirelli & C S.p.A.(c)	9,584	58,556
Poste Italiane S.p.A.(c)	15,113	189,505
PRADA S.p.A.	5,927	37,634
Prysmian S.p.A.	3,688	136,118
Recordati Industria Chimica e Farmaceutica S.p.A.	711	44,369
Reply S.p.A.	643	123,980
Snam S.p.A.	11,893	66,586
Telecom Italia S.p.A., RSP	63,800	30,980
Terna Rete Elettrica Nazionale S.p.A.	6,164	45,626
UniCredit S.p.A.	5,740	69,067
		2,471,881
Japan-30.70%
Activia Properties, Inc.	16	60,875
Advance Residence Investment Corp.	22	67,524
Advantest Corp.	3,012	265,004
Aeon Co. Ltd.	4,822	112,306
AEON REIT Investment Corp.	47	62,918
AGC, Inc.	9,379	458,439
Air Water, Inc.	7,511	110,934
Aisin Corp.	4,844	177,898
Ajinomoto Co., Inc.	8,392	251,808
Amada Co. Ltd.	3,856	36,100
Aozora Bank Ltd.	9,432	205,345
Asahi Group Holdings Ltd.	3,955	146,085

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Asahi Kasei Corp.	22,359	$210,997
Asics Corp.	5,018	124,538
Astellas Pharma, Inc.	6,541	102,512
Azbil Corp.	1,790	79,139
Bandai Namco Holdings, Inc.	431	33,544
BayCurrent Consulting, Inc.	270	112,475
Benefit One, Inc.	997	46,713
Bridgestone Corp.	4,764	193,212
Brother Industries Ltd.	13,097	225,387
Canon Marketing Japan, Inc.	2,339	45,319
Canon, Inc.	17,595	387,401
Chiba Bank Ltd. (The)	16,825	97,946
Chubu Electric Power Co., Inc.	8,623	87,031
COMSYS Holdings Corp.	1,386	30,224
Concordia Financial Group Ltd.	14,545	52,905
Cosmo Energy Holdings Co. Ltd.	5,938	116,360
Cosmos Pharmaceutical Corp.	167	25,900
Credit Saison Co. Ltd.	3,348	33,142
CyberAgent, Inc.	4,867	89,714
Dai Nippon Printing Co. Ltd.	5,650	132,511
Daicel Corp.	6,242	43,044
Daido Steel Co. Ltd.	3,061	105,947
Dai-ichi Life Holdings, Inc.	26,722	538,229
Daikin Industries Ltd.	237	48,320
Daio Paper Corp.	7,624	120,794
Daito Trust Construction Co. Ltd.	2,959	320,279
Daiwa House Industry Co. Ltd.	8,040	234,802
Daiwa House REIT Investment Corp.	23	65,529
Daiwa Office Investment Corp.	7	44,018
Daiwa Securities Group, Inc.	67,634	375,801
Denka Co. Ltd.	2,368	69,761
Denso Corp.	1,521	111,598
DIC Corp.	3,152	78,977
Disco Corp.	258	74,075
DMG Mori Co. Ltd.	2,139	33,419
Dowa Holdings Co. Ltd.	3,283	122,016
Ebara Corp.	7,905	424,682
Electric Power Development Co. Ltd.	2,612	33,241
ENEOS Holdings, Inc.	39,704	148,053
FANUC Corp.	139	27,232
Food & Life Cos. Ltd.	2,782	118,219
Fuji Electric Co. Ltd.	4,141	216,633
FUJIFILM Holdings Corp.	4,489	353,087
Fujitsu Ltd.	1,133	187,544
Fukuoka Financial Group, Inc.	3,694	59,796
GLP J-REIT	36	57,165
GMO Payment Gateway, Inc.	309	41,447
GS Yuasa Corp.	5,363	108,918
H.U. Group Holdings, Inc.	2,546	64,174
Hakuhodo DY Holdings, Inc.	5,615	83,722
Hamamatsu Photonics K.K.	696	42,786
Haseko Corp.	3,869	46,137
Hino Motors Ltd.	12,731	105,844
Hirose Electric Co. Ltd.	706	118,449
Hitachi Ltd.	7,685	452,660
Hitachi Metals Ltd.(a)	1,955	36,192
Hitachi Transport System Ltd.	1,336	54,478
Honda Motor Co. Ltd.	7,793	212,833
Horiba Ltd.	1,300	77,282
Hoshizaki Corp.	481	36,516
Hoya Corp.	653	103,633
Hulic Co. Ltd.	13,090	124,046
	Shares	Value
Japan-(continued)
Ibiden Co. Ltd.	2,872	$178,828
Idemitsu Kosan Co. Ltd.	4,681	120,833
IHI Corp.	14,860	280,200
Iida Group Holdings Co. Ltd.	4,833	99,942
Industrial & Infrastructure Fund Investment Corp.	21	37,508
Inpex Corp.	9,928	81,928
Internet Initiative Japan, Inc.	3,074	131,575
Isetan Mitsukoshi Holdings Ltd.	5,903	40,343
Isuzu Motors Ltd.	23,309	314,495
ITOCHU Corp.	7,136	204,882
Iwatani Corp.	4,674	235,871
J. Front Retailing Co. Ltd.	6,256	51,351
Japan Hotel REIT Investment Corp.	55	28,385
Japan Logistics Fund, Inc.	17	47,012
Japan Metropolitan Fund Investment Corp.	124	106,805
Japan Post Holdings Co. Ltd.	13,753	103,682
Japan Post Insurance Co. Ltd.	4,731	73,249
Japan Prime Realty Investment Corp.	21	74,812
Japan Real Estate Investment Corp.	13	74,992
Japan Tobacco, Inc.	3,934	78,770
Jeol Ltd.	1,130	94,245
JFE Holdings, Inc.	44,667	517,696
JSR Corp.	2,238	83,571
JTEKT Corp.	6,858	59,916
Kadokawa Corp.	2,270	120,352
Kajima Corp.	11,082	122,098
Kakaku.com, Inc.	1,107	30,954
Kaken Pharmaceutical Co. Ltd.	635	22,622
Kamigumi Co. Ltd.	1,402	25,917
Kaneka Corp.	5,751	187,403
Kansai Electric Power Co., Inc. (The)	11,704	105,861
Kansai Paint Co. Ltd.	1,196	26,860
Kawasaki Heavy Industries Ltd.	14,052	236,129
Kawasaki Kisen Kaisha Ltd.(a)	10,900	467,506
KDDI Corp.	3,590	104,337
Kenedix Office Investment Corp.	10	60,681
Kewpie Corp.	3,548	72,151
Kikkoman Corp.	1,225	93,430
Kirin Holdings Co. Ltd.	3,088	49,416
Kobe Bussan Co. Ltd.	848	31,965
Kobe Steel Ltd.	39,893	192,886
Koei Tecmo Holdings Co. Ltd.	781	32,706
Koito Manufacturing Co. Ltd.	864	49,689
Kokuyo Co. Ltd.	6,020	87,799
Komatsu Ltd.	3,812	87,020
Konami Holdings Corp.	2,456	125,671
Konica Minolta, Inc.	60,249	248,860
Kubota Corp.	4,204	87,712
Kurita Water Industries Ltd.	3,052	142,460
Kyocera Corp.	1,081	64,082
Kyowa Kirin Co. Ltd.	1,600	44,670
Kyudenko Corp.	1,887	55,840
LaSalle Logiport REIT	17	28,028
Lasertec Corp.	599	156,918
Lawson, Inc.	1,565	76,358
Lixil Corp.	14,570	357,882
Makita Corp.	1,081	47,450
Marubeni Corp.	67,031	600,679
MatsukiyoCocokara & Co.	2,652	103,936
Mazda Motor Corp.(a)	44,020	355,897
Mebuki Financial Group, Inc.	13,741	27,108
Medipal Holdings Corp.	2,775	49,857

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Menicon Co. Ltd.	886	$29,301
MINEBEA MITSUMI, Inc.	8,967	236,919
MISUMI Group, Inc.	3,188	134,348
Mitsubishi Chemical Holdings Corp.	59,916	470,801
Mitsubishi Corp.	7,551	225,509
Mitsubishi Electric Corp.	4,330	54,323
Mitsubishi Estate Co. Ltd.	3,039	41,887
Mitsubishi Gas Chemical Co., Inc.	2,253	37,482
Mitsubishi HC Capital, Inc.	13,485	63,420
Mitsubishi Heavy Industries Ltd.	5,446	122,834
Mitsubishi Logistics Corp.	1,030	25,164
Mitsubishi Materials Corp.	1,455	25,039
Mitsubishi UFJ Financial Group, Inc.	17,364	91,970
Mitsui & Co. Ltd.	14,400	324,284
Mitsui Chemicals, Inc.	11,407	305,908
Mitsui Fudosan Co. Ltd.	7,014	144,301
Mitsui Fudosan Logistics Park, Inc.	5	25,673
Mitsui Mining & Smelting Co. Ltd.	3,541	91,375
Mitsui OSK Lines Ltd.	7,075	405,016
Mizuho Financial Group, Inc.	9,262	114,363
Mori Hills REIT Investment Corp.	26	34,439
Morinaga Milk Industry Co. Ltd.	2,479	118,770
MS&AD Insurance Group Holdings, Inc.	4,655	135,946
Murata Manufacturing Co. Ltd.	1,163	85,833
Nabtesco Corp.	1,534	44,381
Nagase & Co. Ltd.	4,477	66,360
NEC Corp.	1,010	45,543
NGK Insulators Ltd.	5,823	92,157
NHK Spring Co. Ltd.	4,407	32,874
Nidec Corp.	358	40,988
Nifco, Inc.	1,585	43,553
Nihon Kohden Corp.	1,048	30,874
Nihon M&A Center Holdings, Inc.	1,117	32,808
Nikon Corp.	4,890	50,689
Nippon Building Fund, Inc.	9	55,485
Nippon Electric Glass Co. Ltd.	2,740	70,922
Nippon Express Co. Ltd.	2,026	115,445
Nippon Kayaku Co. Ltd.	5,045	49,497
Nippon Prologis REIT, Inc.	11	35,796
Nippon Sanso Holdings Corp.	4,963	105,034
Nippon Steel Corp.	31,635	473,501
Nippon Telegraph & Telephone Corp.	1,767	48,632
Nippon Yusen K.K.	8,121	529,265
Nipro Corp.	3,043	28,810
Nissan Chemical Corp.	788	45,387
Nissan Motor Co. Ltd.(a)	46,640	231,218
Nisshin Seifun Group, Inc.	3,010	43,369
Nitto Denko Corp.	2,784	193,699
NOF Corp.	2,140	105,544
NOK Corp.	3,877	41,452
Nomura Holdings, Inc.	28,510	119,870
Nomura Real Estate Holdings, Inc.	3,118	67,690
Nomura Real Estate Master Fund, Inc.	79	112,296
Nomura Research Institute Ltd.	980	42,119
NTT Data Corp.	6,713	141,538
Obayashi Corp.	4,654	34,266
Obic Co. Ltd.	169	31,241
Oji Holdings Corp.	36,973	170,953
Olympus Corp.	1,580	35,331
Omron Corp.	851	82,181
Open House Co. Ltd.	2,714	153,932
Orient Corp.	27,758	30,314
	Shares	Value
Japan-(continued)
ORIX Corp.	33,488	$662,121
ORIX JREIT, Inc.	57	90,612
Osaka Gas Co. Ltd.	4,706	75,722
Otsuka Corp.	560	25,597
Otsuka Holdings Co. Ltd.	1,763	64,374
Panasonic Corp.	26,790	293,158
Penta-Ocean Construction Co. Ltd.	5,745	32,938
Persol Holdings Co. Ltd.	8,587	248,055
Rakus Co. Ltd.	1,794	48,506
Recruit Holdings Co. Ltd.	661	40,174
Renesas Electronics Corp.(a)	9,453	120,051
Rengo Co. Ltd.	8,850	59,782
RENOVA, Inc.(a)	1,759	82,880
Resona Holdings, Inc.	35,760	130,890
Ricoh Co. Ltd.	42,542	375,795
Rinnai Corp.	428	40,408
Rohm Co. Ltd.	886	82,947
Ryohin Keikaku Co. Ltd.	2,164	34,972
Sankyu, Inc.	1,101	43,732
Sansan, Inc.(a)	1,424	39,254
Sanwa Holdings Corp.	8,338	89,075
Sapporo Holdings Ltd.	1,616	31,026
Sawai Group Holdings Co. Ltd.	1,446	53,487
SCREEN Holdings Co. Ltd.	2,635	266,877
SCSK Corp.	1,742	33,062
Seiko Epson Corp.	25,435	409,935
Sekisui Chemical Co. Ltd.	3,432	55,767
Sekisui House Ltd.	7,045	137,121
Sekisui House REIT, Inc.	93	67,572
Seven & i Holdings Co. Ltd.	7,371	295,632
SG Holdings Co. Ltd.	4,174	92,269
Sharp Corp.	3,570	39,930
SHIFT, Inc.(a)	214	47,721
Shimadzu Corp.	3,723	157,714
Shimamura Co. Ltd.	589	50,318
Shimano, Inc.	379	104,810
Shimizu Corp.	8,289	52,342
Shin-Etsu Chemical Co. Ltd.	363	60,742
Shinko Electric Industries Co. Ltd.	3,363	158,457
Shinsei Bank Ltd.	2,252	38,001
Shionogi & Co. Ltd.	1,711	119,391
Ship Healthcare Holdings, Inc.	1,330	29,635
Shizuoka Bank Ltd. (The)	8,085	56,964
Showa Denko K.K.	7,302	160,902
SMC Corp.	53	33,911
Softbank Corp.	6,067	83,488
Sojitz Corp.	17,157	242,672
Sompo Holdings, Inc.	8,218	338,288
Sony Group Corp.	597	72,689
Subaru Corp.	2,456	46,343
Sugi Holdings Co. Ltd.	699	43,955
SUMCO Corp.	10,213	223,787
Sumitomo Bakelite Co. Ltd.	2,792	130,570
Sumitomo Chemical Co. Ltd.	117,973	544,435
Sumitomo Corp.	13,592	185,065
Sumitomo Dainippon Pharma Co. Ltd.	10,579	128,761
Sumitomo Electric Industries Ltd.	13,485	176,898
Sumitomo Forestry Co. Ltd.	5,351	107,779
Sumitomo Heavy Industries Ltd.	3,977	88,300
Sumitomo Metal Mining Co. Ltd.	2,926	109,082
Sumitomo Mitsui Financial Group, Inc.	4,222	137,690
Sumitomo Mitsui Trust Holdings, Inc.	5,703	178,807

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Sumitomo Realty & Development Co. Ltd.	2,616	$81,536
Sumitomo Rubber Industries Ltd.	18,956	190,153
Suntory Beverage & Food Ltd.	854	30,123
Suzuki Motor Corp.	2,091	84,436
Sysmex Corp.	549	68,465
T&D Holdings, Inc.	20,834	246,239
Taisei Corp.	1,465	42,707
Taiyo Yuden Co. Ltd.	4,932	271,913
Takara Holdings, Inc.	5,135	55,174
Takashimaya Co. Ltd.	7,662	67,142
Takeda Pharmaceutical Co. Ltd.	1,000	26,694
TDK Corp.	1,770	70,148
TechnoPro Holdings, Inc.	3,982	109,418
Teijin Ltd.	2,330	26,697
Terumo Corp.	936	38,151
TIS, Inc.	5,716	176,698
Toda Corp.	4,536	26,686
Toho Gas Co. Ltd.	980	27,662
Tokai Carbon Co. Ltd.	5,506	57,075
Tokio Marine Holdings, Inc.	2,689	135,178
Tokyo Electric Power Co. Holdings, Inc.(a)	14,323	38,222
Tokyo Electron Ltd.	264	139,132
Tokyo Gas Co. Ltd.	1,887	32,324
Tokyo Ohka Kogyo Co. Ltd.	986	61,829
Tokyo Tatemono Co. Ltd.	8,453	119,710
Tokyu Fudosan Holdings Corp.	29,417	151,820
Toppan, Inc.	8,984	136,329
Toray Industries, Inc.	71,510	416,168
Toshiba Corp.	11,074	441,517
Tosoh Corp.	5,828	83,715
TOTO Ltd.	1,927	85,365
Toyo Seikan Group Holdings Ltd.	14,187	173,175
Toyo Tire Corp.	2,323	35,312
Toyota Boshoku Corp.	4,337	85,522
Toyota Industries Corp.	1,491	122,384
Toyota Tsusho Corp.	11,904	519,480
Tsumura & Co.	1,437	40,941
Ube Industries Ltd.	5,365	89,775
Ulvac, Inc.	2,909	166,529
United Urban Investment Corp.	84	106,974
Ushio, Inc.	3,579	66,414
Yakult Honsha Co. Ltd.	725	36,204
Yamaha Corp.	1,106	56,690
Yamaha Motor Co. Ltd.	19,158	482,388
Yamato Holdings Co. Ltd.	3,775	83,250
Yamato Kogyo Co. Ltd.	1,488	45,671
Yaskawa Electric Corp.	1,989	89,163
Yokohama Rubber Co. Ltd. (The)	6,801	105,778
Zenkoku Hosho Co. Ltd.	1,431	62,511
Zensho Holdings Co. Ltd.	1,200	27,277
Zeon Corp.	6,321	66,970
ZOZO, Inc.	1,528	48,648
		38,948,304
Luxembourg-0.66%
ArcelorMittal S.A.	12,495	336,560
Eurofins Scientific SE	1,941	246,750
L’Occitane International S.A.	36,062	142,475
RTL Group S.A.	2,202	112,924
		838,709
Netherlands-2.77%
Aalberts N.V.	3,473	211,879
	Shares	Value
Netherlands-(continued)
ABN AMRO Bank N.V., CVA(c)	12,748	$180,799
Adyen N.V.(a)(b)(c)	19	52,343
Aegon N.V.	93,533	411,753
Akzo Nobel N.V.	324	33,887
Argenx SE(a)(b)	128	35,587
ASM International N.V.	826	368,923
ASR Nederland N.V.	2,316	98,358
BE Semiconductor Industries N.V.	3,002	282,962
EXOR N.V.	2,497	218,386
IMCD N.V.	854	188,504
ING Groep N.V.	25,005	343,602
Koninklijke Ahold Delhaize N.V.	1,567	52,297
Koninklijke DSM N.V.	249	53,294
Koninklijke KPN N.V.	37,544	109,917
NN Group N.V.	6,331	313,124
Randstad N.V.	1,641	102,921
Signify N.V.	7,771	351,019
Universal Music Group N.V.	1,536	43,759
Wolters Kluwer N.V.	578	64,578
		3,517,892
New Zealand-1.30%
Auckland International Airport Ltd.(a)	6,586	35,312
Contact Energy Ltd.	33,819	180,181
Fisher & Paykel Healthcare Corp. Ltd.	3,421	77,387
Fletcher Building Ltd.	110,197	504,838
Infratil Ltd.	17,581	93,907
Kiwi Property Group Ltd., (Acquired 10/07/2021 - 11/03/2021; Cost $52,512)(d)	64,735	50,746
Mainfreight Ltd.	4,400	272,259
Mercury NZ Ltd.	21,023	85,895
Meridian Energy Ltd.	11,533	37,180
Ryman Healthcare Ltd.	7,629	63,687
SKYCITY Entertainment Group Ltd.	15,431	31,419
Spark New Zealand Ltd.	23,136	72,231
Xero Ltd.(a)	1,370	140,697
		1,645,739
Norway-0.74%
Aker ASA, Class A	827	74,927
Aker BP ASA	3,216	101,090
DNB Bank ASA	1,666	36,241
Leroy Seafood Group ASA	8,361	58,674
Mowi ASA	3,047	68,957
Norsk Hydro ASA	72,445	468,318
Salmar ASA	445	28,025
TOMRA Systems ASA	1,575	107,554
		943,786
Poland-0.71%
Bank Polska Kasa Opieki S.A.	3,438	98,702
Cyfrowy Polsat S.A.	3,945	33,458
LPP S.A.	40	129,391
Polski Koncern Naftowy ORLEN S.A.	12,375	215,051
Polskie Gornictwo Naftowe i Gazownictwo S.A.	23,854	31,926
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	7,425	78,158
Powszechny Zaklad Ubezpieczen S.A.	14,475	125,772
Santander Bank Polska S.A.	2,070	182,513
		894,971

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Portugal-0.10%
EDP - Energias de Portugal S.A.	8,742	$47,567
Jeronimo Martins SGPS S.A.	3,964	85,735
		133,302
Russia-0.30%
Coca-Cola HBC AG	2,292	70,410
Evraz PLC	41,043	312,768
		383,178
Singapore-1.61%
Ascendas REIT	14,201	30,242
CapitaLand Integrated Commercial Trust	23,463	36,106
CapitaLand Investment Ltd.(a)	30,173	73,939
ComfortDelGro Corp. Ltd.	57,938	57,889
DBS Group Holdings Ltd.	4,052	88,271
Frasers Logistics & Commercial Trust(c)	60,818	65,203
Genting Singapore Ltd.	68,813	38,643
Jardine Cycle & Carriage Ltd.	3,577	55,254
Kenon Holdings Ltd.	2,155	99,520
Keppel Corp. Ltd.	21,123	78,567
Mapletree Commercial Trust	20,023	29,790
Mapletree Investments Pte Ltd.	1,032	15
Mapletree Logistics Trust	27,897	37,843
Olam International Ltd.	57,867	73,012
Oversea-Chinese Banking Corp. Ltd.	40,891	327,450
SATS Ltd.(a)	21,155	58,629
Sembcorp Industries Ltd.	24,068	33,000
Singapore Exchange Ltd.	15,889	103,482
Singapore Press Holdings Ltd.	80,942	137,545
Singapore Technologies Engineering Ltd.	35,693	99,180
Singapore Telecommunications Ltd.	29,307	50,443
STMicroelectronics N.V.	1,740	84,462
United Overseas Bank Ltd.	16,265	302,133
UOL Group Ltd.	6,410	32,163
Venture Corp. Ltd.	3,489	47,100
		2,039,881
South Africa-0.16%
Anglo American PLC	5,460	200,238
South Korea-7.30%
Amorepacific Corp.	148	19,561
BGF retail Co. Ltd.	380	46,704
BNK Financial Group, Inc.	17,720	119,337
Celltrion Pharm, Inc.(a)	197	19,901
CJ CheilJedang Corp.	121	36,059
Daewoo Engineering & Construction Co. Ltd.(a)	23,485	106,166
DB Insurance Co. Ltd.	2,722	123,279
DGB Financial Group, Inc.	19,278	145,246
DL E&C Co. Ltd.(a)	442	41,115
Doosan Bobcat, Inc.(a)	1,701	51,836
Doosan Heavy Industries & Construction Co. Ltd.(a)	2,032	32,501
Ecopro BM Co. Ltd.	190	86,915
E-MART, Inc.	578	69,580
Fila Holdings Corp.	1,321	38,866
GS Engineering & Construction Corp.	8,363	258,374
GS Holdings Corp.	2,637	83,246
Hana Financial Group, Inc.	21,595	718,076
Hankook Tire & Technology Co. Ltd.	3,409	110,199
Hanwha Aerospace Co. Ltd.	4,587	156,967
Hanwha Corp.	1,268	31,863
Hanwha Life Insurance Co. Ltd.	36,482	85,224
HMM Co. Ltd.(a)	5,444	108,156
Hyundai Department Store Co. Ltd.	780	44,059
	Shares	Value
South Korea-(continued)
Hyundai Doosan Infracore Co. Ltd.(a)	6,637	$41,401
Hyundai Engineering & Construction Co. Ltd.	7,867	292,719
Hyundai Glovis Co. Ltd.	481	58,915
Hyundai Heavy Industries Holdings Co. Ltd.	4,600	204,849
Hyundai Marine & Fire Insurance Co. Ltd.	1,691	32,741
Hyundai Mipo Dockyard Co. Ltd.(a)	1,315	76,383
Hyundai Mobis Co. Ltd.	130	24,131
Hyundai Steel Co.	9,614	300,260
Hyundai Wia Corp.	2,089	125,913
Industrial Bank of Korea	12,888	111,749
Kakao Corp.	433	44,470
KB Financial Group, Inc.	9,318	414,168
KCC Corp.	572	132,419
Kia Corp.	5,829	381,763
Korea Aerospace Industries Ltd.	2,501	57,477
Korea Electric Power Corp.	3,169	55,355
Korea Gas Corp.(a)	2,074	61,195
Korea Zinc Co. Ltd.	155	64,393
Korean Air Lines Co. Ltd.(a)	2,259	50,394
Kumho Petrochemical Co. Ltd.	2,298	299,848
LG Chem Ltd.	86	50,243
LG Corp.	981	64,745
LG Display Co. Ltd.(a)	7,109	119,092
LG Electronics, Inc.	4,527	440,162
LG Electronics, Inc., Preference Shares	1,013	50,057
LG Innotek Co. Ltd.	398	102,021
LG Uplus Corp.	6,244	71,223
LOTTE Chemical Corp.	156	26,462
LOTTE Fine Chemical Co. Ltd.	722	47,469
LOTTE Shopping Co. Ltd.	643	45,198
Mando Corp.(a)	3,329	153,293
NAVER Corp.	141	45,224
Pan Ocean Co. Ltd.	12,281	53,450
Pearl Abyss Corp.(a)	802	88,916
POSCO	2,859	628,167
POSCO Chemical Co. Ltd.	307	40,704
Posco International Corp.	6,521	102,654
Samsung C&T Corp.	420	37,301
Samsung Electro-Mechanics Co. Ltd.	396	55,505
Samsung Engineering Co. Ltd.(a)	14,353	250,715
Samsung Fire & Marine Insurance Co. Ltd.	807	137,229
Samsung Life Insurance Co. Ltd.	809	40,726
Samsung SDI Co. Ltd.	163	94,405
Shinhan Financial Group Co. Ltd.	10,847	316,397
SK Hynix, Inc.	689	66,122
SK Innovation Co. Ltd.(a)	600	98,241
SK Square Co. Ltd.(a)	386	22,096
SK Telecom Co. Ltd.	598	27,436
SK, Inc.	863	188,525
SKC Co. Ltd.	729	121,510
S-Oil Corp.	1,187	79,839
Woori Financial Group, Inc.	22,288	236,408
		9,265,308
Spain-2.36%
Acciona S.A.	1,110	196,783
ACS Actividades de Construccion y Servicios S.A.	5,341	127,511
Banco Bilbao Vizcaya Argentaria S.A.	132,762	702,727
Banco Santander S.A.	108,654	336,328
Bankinter S.A.	12,606	61,638
CaixaBank S.A.	54,105	138,488
Cellnex Telecom S.A.(c)	442	25,891
EDP Renovaveis S.A.	1,234	31,419

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Spain-(continued)
Enagas S.A.	1,608	$36,362
Fluidra S.A.	4,327	164,378
Inmobiliaria Colonial SOCIMI S.A.	3,381	30,445
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	19,901	34,273
Mapfre S.A.	52,159	106,207
Merlin Properties SOCIMI S.A.	6,993	77,454
Naturgy Energy Group S.A.	2,212	60,503
Red Electrica Corp. S.A.	3,313	69,865
Repsol S.A.	23,305	256,838
Telefonica S.A.	120,262	540,994
		2,998,104
Sweden-3.40%
Alfa Laval AB	6,541	252,351
Assa Abloy AB, Class B	1,928	53,922
Atlas Copco AB, Class A	480	29,356
Beijer Ref AB	7,135	140,739
Boliden AB	1,044	35,848
Castellum AB	1,807	50,717
Electrolux AB, Class B	2,859	63,798
Epiroc AB, Class A(b)	4,121	99,634
EQT AB(b)	781	45,958
Evolution AB(c)	1,103	115,567
Fastighets AB Balder, Class B(a)	1,675	124,960
Getinge AB, Class B	14,229	594,110
Hexagon AB, Class B	6,582	95,741
Holmen AB, Class B	1,620	72,282
Husqvarna AB, Class B	4,301	60,358
Industrivarden AB, Class A	1,513	44,816
Industrivarden AB, Class C	956	28,117
Indutrade AB	6,238	173,914
Investment AB Latour, Class B	1,149	43,201
Investor AB, Class B	2,359	54,577
Kinnevik AB, Class B(a)	16,610	590,567
L E Lundbergforetagen AB, Class B	603	32,965
Lifco AB, Class B	5,562	150,348
Lundin Energy AB	3,315	116,714
Nibe Industrier AB, Class B	14,708	209,079
Sagax AB, Class B	5,072	197,409
Sandvik AB	1,205	29,797
Sinch AB(a)(c)	9,032	120,580
Skanska AB, Class B	10,601	243,568
SKF AB, Class B	1,491	34,060
Svenska Cellulosa AB S.C.A., Class B	3,975	64,588
Svenska Handelsbanken AB, Class A(b)	13,074	138,078
Swedbank AB, Class A	1,525	30,642
Tele2 AB, Class B	2,447	34,812
Trelleborg AB, Class B	3,649	82,794
Volvo AB, Class B	2,497	53,772
		4,309,739
Switzerland-3.86%
ABB Ltd.	3,692	127,229
Adecco Group AG	630	29,138
Alcon, Inc.	1,312	103,100
Baloise Holding AG	303	45,054
Barry Callebaut AG	21	49,471
Chocoladefabriken Lindt & Spruengli AG, PC	7	85,552
Cie Financiere Richemont S.A.	1,806	266,782
DKSH Holding AG	626	49,653
Geberit AG	232	176,444
Georg Fischer AG	178	258,133
	Shares	Value
Switzerland-(continued)
Givaudan S.A.	7	$34,039
Helvetia Holding AG	1,500	164,848
Holcim Ltd.	2,194	105,385
Julius Baer Group Ltd.	2,751	170,161
Kuehne + Nagel International AG, Class R	376	107,144
Logitech International S.A., Class R	3,425	269,662
Lonza Group AG	105	84,304
Medmix AG(a)(c)	1,293	61,199
OC Oerlikon Corp. AG	5,860	56,833
Partners Group Holding AG	103	176,972
PSP Swiss Property AG	271	31,627
SGS S.A.	19	57,016
SIG Combibloc Group AG	7,420	194,360
Sika AG	397	154,742
Sonova Holding AG, Class A	867	324,633
Straumann Holding AG, Class R	98	207,247
Sulzer AG	1,293	122,048
Swatch Group AG (The), BR	144	42,232
Swiss Life Holding AG	628	359,536
Swiss Prime Site AG	788	74,253
Swisscom AG	64	35,299
Tecan Group AG, Class R	173	102,540
UBS Group AG	21,212	365,376
VAT Group AG(c)	611	292,493
Zurich Insurance Group AG	261	106,922
		4,891,427
United Kingdom-9.88%
3i Group PLC	9,574	175,683
abrdn PLC	20,058	61,910
Admiral Group PLC	1,832	71,670
Ashtead Group PLC	4,353	348,075
Aviva PLC	102,889	524,070
B&M European Value Retail S.A.	31,956	262,207
BAE Systems PLC	6,407	46,468
Barclays PLC	214,840	523,615
Barratt Developments PLC	22,686	209,315
Bellway PLC	3,558	146,772
BT Group PLC(a)	220,055	461,737
Bunzl PLC	1,394	52,893
Burberry Group PLC	1,961	45,597
Centrica PLC(a)	130,274	111,650
CNH Industrial N.V.	26,013	429,102
Compass Group PLC(a)	1,423	27,533
ConvaTec Group PLC(c)	15,562	39,736
Croda International PLC	1,166	156,036
Dechra Pharmaceuticals PLC	3,303	220,460
Derwent London PLC	1,267	56,825
Diageo PLC	781	39,259
Dr. Martens PLC(a)	5,389	28,504
DS Smith PLC	62,483	296,189
Electrocomponents PLC	11,197	178,949
Entain PLC(a)	14,242	314,476
Halma PLC	1,921	76,270
Howden Joinery Group PLC	20,759	237,730
HSBC Holdings PLC	6,880	38,170
IMI PLC	13,202	297,101
Imperial Brands PLC	7,229	147,476
Intermediate Capital Group PLC	11,801	326,306
ITV PLC(a)	308,684	449,024
J Sainsbury PLC	142,861	522,788
JD Sports Fashion PLC	17,780	52,433
Johnson Matthey PLC	3,124	86,629

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Kingfisher PLC	64,919	$272,093
Legal & General Group PLC	96,340	359,304
Lloyds Banking Group PLC	671,317	415,656
M&G PLC	153,720	380,102
Meggitt PLC(a)	14,848	144,893
Melrose Industries PLC	58,316	111,871
National Grid PLC	4,181	55,680
NatWest Group PLC	46,459	130,675
Next PLC	783	81,443
Pearson PLC	31,846	249,929
Pennon Group PLC	2,119	34,342
Persimmon PLC	2,634	95,378
Prudential PLC	5,872	99,128
Quilter PLC(c)	14,907	27,650
RELX PLC	1,034	31,970
Royal Mail PLC	122,810	814,663
Schroders PLC	1,189	54,050
Segro PLC	8,653	161,301
Severn Trent PLC	1,456	55,593
Spirax-Sarco Engineering PLC	719	148,678
SSE PLC	15,988	328,281
St James’s Place PLC	15,585	319,285
Standard Chartered PLC	5,640	31,056
Taylor Wimpey PLC	93,749	195,843
Tesco PLC	27,179	99,513
Travis Perkins PLC	18,323	351,499
United Utilities Group PLC	8,758	125,659
Vodafone Group PLC	51,387	74,335
Weir Group PLC (The)	1,309	28,878
Wickes Group PLC	13,548	38,286
WPP PLC	11,195	154,331
		12,534,023
	Shares	Value
United States-1.27%
Amcor PLC, CDI	3,747	$43,093
Bausch Health Cos., Inc.(a)	9,591	226,691
Ferguson PLC	1,290	195,670
James Hardie Industries PLC, CDI	8,660	341,835
Sims Ltd.	22,161	222,343
Stellantis N.V.	13,518	230,368
Swiss Re AG	2,276	212,597
Tenaris S.A.	9,837	95,910
Waste Connections, Inc.	274	36,341
		1,604,848
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $130,280,881)		126,573,261
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.28%
Invesco Private Government Fund, 0.02%(e)(f)(g)	489,660	489,660
Invesco Private Prime Fund, 0.11%(e)(f)(g)	1,142,197	1,142,539
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,632,257)		1,632,199
TOTAL INVESTMENTS IN SECURITIES-101.06% (Cost $131,913,138)		128,205,460
OTHER ASSETS LESS LIABILITIES-(1.06)%		(1,350,630)
NET ASSETS-100.00%		$126,854,830

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $1,557,294, which represented 1.23% of the Fund’s Net Assets.
(d)	Restricted security. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$171,506	$2,049,677	$(2,221,183)	$-	$-	$-	$11
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$917,731	$2,702,051	$(3,130,122)	$-	$-	$489,660	$33*
Invesco Private Prime Fund	2,139,126	4,769,403	(5,765,855)	(58)	(77)	1,142,539	419*
Total	$3,228,363	$9,521,131	$(11,117,160)	$(58)	$(77)	$1,632,199	$463

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Communication Services-2.82%
Alphabet, Inc., Class A(b)	163	$462,586
Alphabet, Inc., Class C(b)	192	547,016
Altice USA, Inc., Class A(b)	69,855	1,106,503
Comcast Corp., Class A	7,433	371,501
Discovery, Inc., Class A(b)(c)	27,228	633,596
Discovery, Inc., Class C(b)	62,593	1,421,487
DISH Network Corp., Class A(b)	18,611	581,594
Fox Corp., Class A(c)	25,378	906,248
IAC/InterActiveCorp.(b)(c)	50,056	6,689,984
Interpublic Group of Cos., Inc. (The)	312,124	10,359,396
Loyalty Ventures, Inc.(b)	18,440	529,228
Lumen Technologies, Inc.	264,058	3,258,476
Match Group, Inc.(b)	11,777	1,530,892
News Corp., Class A	90,660	1,960,069
News Corp., Class B	26,829	578,165
Nexstar Media Group, Inc., Class A	33,949	5,075,375
Omnicom Group, Inc.(c)	60,499	4,072,188
Pinterest, Inc., Class A(b)	76,685	3,072,001
Roku, Inc.(b)	8,377	1,906,689
Take-Two Interactive Software, Inc.(b)	3,406	564,987
Twitter, Inc.(b)	28,528	1,253,520
ViacomCBS, Inc., Class B	221,346	6,850,659
Vimeo, Inc.(b)	13,731	265,146
		53,997,306
Consumer Discretionary-15.83%
Advance Auto Parts, Inc.	7,754	1,711,463
Aptiv PLC(b)	33,766	5,414,378
Aramark	60,634	2,025,176
AutoNation, Inc.(b)(c)	49,740	6,160,299
AutoZone, Inc.(b)	783	1,422,766
Bath & Body Works, Inc.	176,609	13,268,634
Best Buy Co., Inc.	28,296	3,023,711
BorgWarner, Inc.	56,998	2,466,873
Boyd Gaming Corp.(b)	37,813	2,216,220
Brunswick Corp.	39,847	3,742,032
Burlington Stores, Inc.(b)	3,650	1,069,924
Caesars Entertainment, Inc.(b)	5,616	505,833
Capri Holdings Ltd.(b)	111,002	6,573,538
CarMax, Inc.(b)	9,219	1,302,184
Carvana Co.(b)(c)	7,196	2,017,902
Chipotle Mexican Grill, Inc.(b)	347	570,263
Churchill Downs, Inc.	2,068	463,687
D.R. Horton, Inc.	48,988	4,786,128
Darden Restaurants, Inc.	37,654	5,194,369
Deckers Outdoor Corp.(b)	9,885	4,007,379
Dick’s Sporting Goods, Inc.	61,616	7,243,577
Dollar Tree, Inc.(b)	10,387	1,390,092
eBay, Inc.	19,092	1,287,946
Etsy, Inc.(b)	16,381	4,497,895
Five Below, Inc.(b)	10,279	2,091,160
Floor & Decor Holdings, Inc., Class A(b)	25,134	3,240,024
Foot Locker, Inc.(c)	88,118	4,021,706
Ford Motor Co.	938,694	18,013,538
GameStop Corp., Class A(b)(c)	15,349	3,011,627
Gap, Inc. (The)(c)	109,263	1,806,117
Garmin Ltd.	7,878	1,052,028
General Motors Co.(b)	170,780	9,883,039
Gentex Corp.	15,876	546,611
Genuine Parts Co.	27,587	3,523,963
H&R Block, Inc.	69,146	1,637,377
Hanesbrands, Inc.(c)	194,862	3,147,021
	Shares	Value
Consumer Discretionary-(continued)
Harley-Davidson, Inc.	133,585	$4,893,219
Hasbro, Inc.	10,965	1,062,618
Hilton Worldwide Holdings, Inc.(b)	7,047	951,838
Kohl’s Corp.	153,623	7,870,106
Lear Corp.	30,699	5,150,985
Leggett & Platt, Inc.	55,837	2,255,256
Lennar Corp., Class A	49,558	5,206,068
Lithia Motors, Inc., Class A	28,384	8,269,111
LKQ Corp.	180,149	10,070,329
Lowe’s Cos., Inc.(c)	6,250	1,528,687
Marriott International, Inc., Class A(b)	6,260	923,726
Marriott Vacations Worldwide Corp.	10,774	1,644,651
Mattel, Inc.(b)	244,199	5,179,461
MGM Resorts International	12,745	504,447
Mohawk Industries, Inc.(b)	49,892	8,375,370
Newell Brands, Inc.	164,927	3,540,983
Nordstrom, Inc.(b)(c)	30,463	644,902
NVR, Inc.(b)	306	1,598,954
O’Reilly Automotive, Inc.(b)	1,711	1,091,892
Peloton Interactive, Inc., Class A(b)(c)	22,321	982,124
Penn National Gaming, Inc.(b)(c)	29,611	1,516,972
Penske Automotive Group, Inc.	31,270	3,115,117
Petco Health & Wellness Co., Inc.(b)(c)	21,599	414,053
Polaris, Inc.	11,126	1,243,776
Pool Corp.	4,768	2,642,044
PulteGroup, Inc.	95,421	4,773,913
PVH Corp.	28,771	3,072,167
Qurate Retail, Inc., Class A(c)	364,871	2,918,968
Ralph Lauren Corp.	14,407	1,671,788
RH(b)(c)	7,492	4,369,185
Ross Stores, Inc.	5,056	551,559
Service Corp. International	19,585	1,295,744
Skechers U.S.A., Inc., Class A(b)	23,570	1,058,764
Starbucks Corp.	4,206	461,146
Tapestry, Inc.	73,042	2,930,445
Target Corp.	24,507	5,975,787
Tempur Sealy International, Inc.(c)	156,588	6,708,230
Terminix Global Holdings, Inc.(b)	13,267	495,124
TJX Cos., Inc. (The)	7,386	512,588
Toll Brothers, Inc.	104,924	6,659,526
TopBuild Corp.(b)	10,827	2,921,016
Tractor Supply Co.	12,387	2,791,163
Travel + Leisure Co.	39,962	1,966,930
Ulta Beauty, Inc.(b)	4,429	1,700,515
Under Armour, Inc., Class A(b)(c)	48,976	1,155,344
Under Armour, Inc., Class C(b)	48,872	980,861
Vail Resorts, Inc.	6,800	2,255,628
VF Corp.	4,918	352,768
Victoria’s Secret & Co.(b)	58,945	3,199,535
Wayfair, Inc., Class A(b)(c)	5,106	1,265,471
Whirlpool Corp.(c)	44,889	9,774,131
Williams-Sonoma, Inc.(c)	51,628	10,059,200
Wyndham Hotels & Resorts, Inc.	8,669	689,012
YETI Holdings, Inc.(b)(c)	44,677	4,117,432
Yum China Holdings, Inc. (China)	9,282	465,028
Yum! Brands, Inc.	7,486	919,580
		303,081,717
Consumer Staples-2.89%
Albertsons Cos., Inc., Class A(c)	57,143	2,010,862
Altria Group, Inc.	14,451	616,191
Archer-Daniels-Midland Co.	95,622	5,948,645
Boston Beer Co., Inc. (The), Class A(b)(c)	2,222	1,002,500
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Bunge Ltd.(c)	117,626	$10,182,883
Casey’s General Stores, Inc.	7,655	1,487,290
Conagra Brands, Inc.	14,690	448,779
Constellation Brands, Inc., Class A(c)	3,413	769,051
Costco Wholesale Corp.	1,333	718,993
Darling Ingredients, Inc.(b)	108,078	7,297,427
Estee Lauder Cos., Inc. (The), Class A	4,408	1,463,765
Freshpet, Inc.(b)(c)	7,926	856,166
Herbalife Nutrition Ltd.(b)	7,492	279,901
Hershey Co. (The)	6,829	1,212,079
JM Smucker Co. (The)	9,109	1,152,015
Kraft Heinz Co. (The)	15,698	527,610
Kroger Co. (The)	18,392	763,820
Lamb Weston Holdings, Inc.	5,713	296,619
Molson Coors Beverage Co., Class B	30,604	1,360,042
Philip Morris International, Inc.	6,934	595,908
Post Holdings, Inc.(b)(c)	5,212	503,479
Spectrum Brands Holdings, Inc.	41,038	4,107,904
Sysco Corp.	42,358	2,966,754
Tyson Foods, Inc., Class A	20,684	1,633,209
US Foods Holding Corp.(b)	195,202	6,133,247
Walgreens Boots Alliance, Inc.	23,078	1,033,894
		55,369,033
Energy-2.54%
Antero Midstream Corp.(c)	251,712	2,444,123
APA Corp.	53,092	1,368,181
Baker Hughes Co., Class A	38,574	900,317
Cheniere Energy, Inc.	40,556	4,250,674
Continental Resources, Inc.(c)	15,985	708,775
Devon Energy Corp.	45,843	1,928,157
Diamondback Energy, Inc.	13,564	1,447,686
DT Midstream, Inc.(b)	8,047	369,116
EOG Resources, Inc.	29,810	2,593,470
EQT Corp.(b)	118,123	2,295,130
Halliburton Co.	94,688	2,044,314
Kinder Morgan, Inc.	35,034	541,626
Marathon Oil Corp.	160,319	2,483,341
Marathon Petroleum Corp.	54,868	3,338,718
NOV, Inc.(b)	42,777	509,902
Occidental Petroleum Corp.	22,545	668,459
ONEOK, Inc.	87,952	5,263,048
Phillips 66	5,544	383,478
Pioneer Natural Resources Co.	13,107	2,337,240
Schlumberger N.V.	28,293	811,443
Targa Resources Corp.	132,651	6,848,771
Texas Pacific Land Corp.	1,688	2,040,404
Valero Energy Corp.	14,656	981,073
Williams Cos., Inc. (The)	74,031	1,983,290
		48,540,736
Financials-20.59%
Affiliated Managers Group, Inc.	39,521	6,723,708
Aflac, Inc.	82,590	4,471,423
AGNC Investment Corp.	95,056	1,453,406
Alleghany Corp.(b)	2,730	1,765,982
Allstate Corp. (The)	18,798	2,043,719
Ally Financial, Inc.	277,062	12,697,751
American Express Co.	6,421	977,918
American Financial Group, Inc.	66,648	8,904,839
American International Group, Inc.	20,101	1,057,313
Ameriprise Financial, Inc.	27,974	8,101,270
Aon PLC, Class A	2,960	875,479
	Shares	Value
Financials-(continued)
Arch Capital Group Ltd.(b)	44,474	$1,795,860
Arthur J. Gallagher & Co.	14,779	2,407,499
Assurant, Inc.	17,661	2,686,238
Assured Guaranty Ltd.	71,418	3,497,339
Athene Holding Ltd., Class A(b)	84,724	6,940,590
Bank of America Corp.	11,608	516,208
Bank of Hawaii Corp.	6,832	545,057
Bank of New York Mellon Corp. (The)	27,259	1,493,521
Bank OZK	72,463	3,239,821
Berkshire Hathaway, Inc., Class B(b)	1,679	464,562
BlackRock, Inc.	852	770,728
Blackstone, Inc., Class A	14,231	2,012,975
Brighthouse Financial, Inc.(b)	34,306	1,667,615
Brown & Brown, Inc.	8,295	534,281
Capital One Financial Corp.	79,607	11,187,172
Charles Schwab Corp. (The)	22,497	1,741,043
Chubb Ltd.	6,147	1,103,202
Cincinnati Financial Corp.	62,840	7,157,476
Citizens Financial Group, Inc.	116,006	5,483,604
Comerica, Inc.	83,786	6,914,859
Commerce Bancshares, Inc.	8,277	577,735
Cullen/Frost Bankers, Inc.	14,304	1,800,731
Discover Financial Services	103,996	11,215,969
East West Bancorp, Inc.	78,424	6,038,648
Equitable Holdings, Inc.	60,906	1,916,103
Evercore, Inc., Class A	39,292	5,449,800
Everest Re Group Ltd.	3,014	772,729
F.N.B. Corp.	175,552	2,046,936
Fidelity National Financial, Inc.	70,457	3,446,052
Fifth Third Bancorp	143,196	6,035,711
First American Financial Corp.	16,263	1,206,389
First Citizens BancShares, Inc., Class A	3,682	2,960,254
First Hawaiian, Inc.	44,657	1,172,246
First Horizon Corp.	251,480	4,056,372
First Republic Bank	12,629	2,647,796
Franklin Resources, Inc.	50,600	1,639,440
Globe Life, Inc.	15,455	1,337,476
Goldman Sachs Group, Inc. (The)	3,075	1,171,544
Hanover Insurance Group, Inc. (The)	7,761	944,902
Hartford Financial Services Group, Inc. (The)	100,491	6,642,455
Huntington Bancshares, Inc.	155,920	2,313,853
Interactive Brokers Group, Inc., Class A	39,669	2,928,366
Invesco Ltd.(d)	259,360	5,791,509
Janus Henderson Group PLC	92,310	3,944,406
Jefferies Financial Group, Inc.	214,874	8,074,965
KeyCorp	262,120	5,881,973
KKR & Co., Inc., Class A	16,523	1,230,137
Lazard Ltd., Class A	46,605	1,986,305
Lincoln National Corp.	99,321	6,587,962
Loews Corp.	49,383	2,640,015
LPL Financial Holdings, Inc.	37,704	5,942,527
M&T Bank Corp.	13,498	1,978,942
Markel Corp.(b)	995	1,188,846
Marsh & McLennan Cos., Inc.	4,508	739,402
Mercury General Corp.	15,060	768,361
MetLife, Inc.	104,448	6,126,920
MGIC Investment Corp.	242,403	3,417,882
Morgan Stanley	22,232	2,108,038
Morningstar, Inc.	2,924	907,405
MSCI, Inc.	1,187	747,157
Nasdaq, Inc.	4,451	904,577
New Residential Investment Corp.	58,467	621,504

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Northern Trust Corp.	17,520	$2,027,064
Old Republic International Corp.	182,172	4,364,841
OneMain Holdings, Inc.	87,011	4,332,278
PacWest Bancorp	16,156	722,819
People’s United Financial, Inc.	150,349	2,561,947
Pinnacle Financial Partners, Inc.	46,282	4,415,766
PNC Financial Services Group, Inc. (The)	17,541	3,455,577
Popular, Inc.	81,253	6,323,108
Primerica, Inc.	5,667	833,899
Principal Financial Group, Inc.	79,829	5,474,673
Progressive Corp. (The)	11,436	1,062,862
Prosperity Bancshares, Inc.	6,643	473,513
Prudential Financial, Inc.	75,849	7,756,319
Raymond James Financial, Inc.	91,583	9,001,693
Regions Financial Corp.	351,969	8,007,295
Reinsurance Group of America, Inc.	21,014	1,994,439
Santander Consumer USA Holdings, Inc.	54,470	2,274,122
Signature Bank	25,882	7,824,129
SLM Corp.	312,560	5,557,317
Starwood Property Trust, Inc.	165,570	4,132,627
State Street Corp.	20,260	1,802,532
Sterling Bancorp	157,057	3,896,584
Stifel Financial Corp.	100,155	7,112,007
SVB Financial Group(b)	12,133	8,400,040
Synchrony Financial	298,385	13,364,664
Synovus Financial Corp.	80,403	3,641,452
T. Rowe Price Group, Inc.	10,158	2,031,092
Travelers Cos., Inc. (The)	13,788	2,026,147
Truist Financial Corp.	40,965	2,429,634
U.S. Bancorp	29,583	1,637,123
Unum Group	200,080	4,621,848
Voya Financial, Inc.	25,211	1,566,611
W.R. Berkley Corp.	13,812	1,058,552
Webster Financial Corp.	59,965	3,231,514
Wells Fargo & Co.	14,333	684,831
Western Alliance Bancorporation	64,699	7,102,656
White Mountains Insurance Group Ltd.	556	557,612
Willis Towers Watson PLC	4,859	1,097,357
Wintrust Financial Corp.	9,135	799,587
Zions Bancorporation N.A.	53,014	3,344,123
		394,145,052
Health Care-5.67%
10X Genomics, Inc., Class A(b)(c)	3,770	576,094
Acadia Healthcare Co., Inc.(b)	25,332	1,422,898
Agilent Technologies, Inc.	8,674	1,308,907
Align Technology, Inc.(b)	8,217	5,024,942
Amedisys, Inc.(b)	1,797	250,951
Anthem, Inc.	6,414	2,605,559
Avantor, Inc.(b)	116,804	4,611,422
Bio-Rad Laboratories, Inc., Class A(b)	1,798	1,354,254
Bio-Techne Corp.	3,361	1,586,493
Bruker Corp.	19,349	1,567,076
Catalent, Inc.(b)	7,856	1,010,753
Centene Corp.(b)	8,215	586,633
Change Healthcare, Inc.(b)	201,665	4,089,766
Charles River Laboratories International, Inc.(b)	10,799	3,951,030
Cigna Corp.	6,163	1,182,680
Cooper Cos., Inc. (The)	1,060	399,058
CVS Health Corp.	20,084	1,788,681
DaVita, Inc.(b)	21,866	2,066,337
DENTSPLY SIRONA, Inc.	21,528	1,049,275
	Shares	Value
Health Care-(continued)
Edwards Lifesciences Corp.(b)	4,377	$469,696
Elanco Animal Health, Inc.(b)	19,400	557,556
Encompass Health Corp.	12,639	728,259
Envista Holdings Corp.(b)	83,644	3,245,387
Globus Medical, Inc., Class A(b)	7,255	454,308
HCA Healthcare, Inc.	40,112	9,048,866
Henry Schein, Inc.(b)	13,163	935,363
Horizon Therapeutics PLC(b)	36,819	3,820,339
Humana, Inc.	1,553	651,810
IDEXX Laboratories, Inc.(b)	2,960	1,799,887
Integra LifeSciences Holdings Corp.(b)	7,866	503,031
IQVIA Holdings, Inc.(b)	12,904	3,343,814
Jazz Pharmaceuticals PLC(b)	13,251	1,588,397
Laboratory Corp. of America Holdings(b)	20,320	5,797,906
Maravai LifeSciences Holdings, Inc., Class A(b)	11,132	511,404
McKesson Corp.	6,753	1,463,780
Mettler-Toledo International, Inc.(b)	1,343	2,033,477
Moderna, Inc.(b)(c)	11,227	3,956,732
Molina Healthcare, Inc.(b)	10,678	3,045,152
Natera, Inc.(b)	5,478	501,018
Novavax, Inc.(b)(c)	7,488	1,562,221
Novocure Ltd.(b)(c)	14,728	1,379,130
Organon & Co.	91,854	2,684,892
PerkinElmer, Inc.	12,883	2,346,767
PPD, Inc.(b)	23,980	1,129,458
Quest Diagnostics, Inc.	7,364	1,094,880
Repligen Corp.(b)	4,045	1,158,892
Sage Therapeutics, Inc.(b)(c)	50,531	1,966,161
STERIS PLC	2,431	531,246
Stryker Corp.	1,765	417,652
Syneos Health, Inc.(b)(c)	23,974	2,329,314
United Therapeutics Corp.(b)	14,287	2,707,386
Universal Health Services, Inc., Class B	33,496	3,976,980
Waters Corp.(b)	7,835	2,570,428
West Pharmaceutical Services, Inc.	3,407	1,508,143
Zimmer Biomet Holdings, Inc.	3,162	378,175
		108,630,716
Industrials-16.95%
3M Co.	2,736	465,229
A.O. Smith Corp.	25,060	1,980,993
Acuity Brands, Inc.	29,621	5,964,188
Advanced Drainage Systems, Inc.	37,733	4,667,949
AECOM(b)	64,801	4,467,381
AGCO Corp.	61,194	6,744,191
Air Lease Corp.	45,932	1,864,380
Allegion PLC	5,469	676,187
Allison Transmission Holdings, Inc.	10,493	362,953
AMERCO	6,405	4,512,707
AMETEK, Inc.	12,934	1,765,491
Axon Enterprise, Inc.(b)	2,531	427,208
Builders FirstSource, Inc.(b)	175,493	12,186,234
C.H. Robinson Worldwide, Inc.	10,591	1,007,098
Carlisle Cos., Inc.	16,391	3,691,253
Carrier Global Corp.	196,584	10,639,126
Caterpillar, Inc.	11,372	2,198,776
ChargePoint Holdings, Inc.(b)(c)	27,804	709,558
Cintas Corp.	1,670	705,057
Clean Harbors, Inc.(b)	16,557	1,679,542
Colfax Corp.(b)	33,707	1,565,353
Copart, Inc.(b)	9,057	1,314,714
Crane Co.	27,000	2,606,580
CSX Corp.	37,061	1,284,534

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Cummins, Inc.	12,422	$2,605,515
Curtiss-Wright Corp.	7,586	954,471
Deere & Co.	12,879	4,450,210
Donaldson Co., Inc.	12,811	722,925
Dover Corp.	19,592	3,210,149
Eaton Corp. PLC	20,821	3,374,251
Emerson Electric Co.	24,830	2,181,067
Equifax, Inc.	4,510	1,256,712
Expeditors International of Washington, Inc.	32,061	3,899,259
Fastenal Co.	11,247	665,485
FedEx Corp.	25,729	5,927,190
Flowserve Corp.	40,807	1,223,394
Fortive Corp.	11,101	820,031
Fortune Brands Home & Security, Inc.	44,020	4,425,331
FTI Consulting, Inc.(b)(c)	4,310	629,648
Gates Industrial Corp. PLC(b)	25,194	403,860
Generac Holdings, Inc.(b)	16,100	6,781,964
General Dynamics Corp.	4,075	770,053
General Electric Co.	33,058	3,140,179
Graco, Inc.	20,966	1,528,212
GXO Logistics, Inc.(b)	40,003	3,842,288
HEICO Corp., Class A(c)	2,968	368,626
Honeywell International, Inc.	3,512	710,267
Howmet Aerospace, Inc.	138,040	3,883,065
Hubbell, Inc.	11,173	2,186,556
Huntington Ingalls Industries, Inc.	3,325	590,221
IAA, Inc.(b)	12,398	598,823
IDEX Corp.	5,081	1,141,142
IHS Markit Ltd.	10,625	1,358,088
Illinois Tool Works, Inc.(c)	3,221	747,755
Ingersoll Rand, Inc.	48,637	2,837,506
ITT, Inc.	24,457	2,313,143
J.B. Hunt Transport Services, Inc.	10,700	2,045,412
Jacobs Engineering Group, Inc.	30,644	4,368,609
Johnson Controls International PLC	89,729	6,708,140
Kansas City Southern	17,771	5,168,695
L3Harris Technologies, Inc.	2,460	514,337
Landstar System, Inc.	10,459	1,762,864
Leidos Holdings, Inc.	4,913	431,902
Lennox International, Inc.	5,517	1,704,863
Lincoln Electric Holdings, Inc.	13,081	1,765,412
ManpowerGroup, Inc.	44,983	4,031,826
Masco Corp.	15,774	1,039,507
MasTec, Inc.(b)(c)	55,161	5,084,189
Middleby Corp. (The)(b)	33,439	5,841,125
MSA Safety, Inc.	6,315	905,066
MSC Industrial Direct Co., Inc., Class A	10,539	829,419
Nielsen Holdings PLC	215,296	4,125,071
Norfolk Southern Corp.	9,050	2,400,694
Northrop Grumman Corp.	1,688	588,774
nVent Electric PLC	60,585	2,110,176
Old Dominion Freight Line, Inc.	6,299	2,237,216
Oshkosh Corp.(c)	38,917	4,187,469
Otis Worldwide Corp.	16,284	1,309,234
Owens Corning	54,474	4,621,574
PACCAR, Inc.	11,835	987,276
Parker-Hannifin Corp.	14,814	4,474,717
Pentair PLC	60,836	4,483,005
Plug Power, Inc.(b)(c)	35,405	1,410,889
Quanta Services, Inc.	135,867	15,458,947
Regal Rexnord Corp.	20,575	3,252,908
Republic Services, Inc.	8,941	1,182,537
	Shares	Value
Industrials-(continued)
Robert Half International, Inc.	48,025	$5,338,939
Rockwell Automation, Inc.(c)	2,277	765,527
Ryder System, Inc.	51,290	4,261,173
Science Applications International Corp.	4,968	416,766
Sensata Technologies Holding PLC(b)	32,763	1,824,899
SiteOne Landscape Supply, Inc.(b)	8,704	2,092,093
Snap-on, Inc.	25,606	5,272,531
Stanley Black & Decker, Inc.	16,228	2,836,005
Stericycle, Inc.(b)	8,895	502,568
Sunrun, Inc.(b)(c)	23,556	1,084,518
Textron, Inc.	117,820	8,341,656
Timken Co. (The)	53,258	3,505,974
Toro Co. (The)	27,576	2,773,043
Trane Technologies PLC	32,151	6,000,984
TransDigm Group, Inc.(b)	733	423,711
Trex Co., Inc.(b)(c)	13,420	1,781,773
United Parcel Service, Inc., Class B	12,722	2,523,663
United Rentals, Inc.(b)	33,156	11,231,263
Univar Solutions, Inc.(b)	82,677	2,142,161
Valmont Industries, Inc.	20,449	4,887,924
Vertiv Holdings Co.	107,289	2,750,890
W.W. Grainger, Inc.	5,395	2,597,207
Wabtec Corp.	12,556	1,114,596
Waste Management, Inc.	8,016	1,287,931
Watsco, Inc.	9,605	2,811,480
Woodward, Inc.	12,799	1,354,134
XPO Logistics, Inc.(b)	40,003	2,897,817
Xylem, Inc.	30,766	3,726,070
		324,613,217
Information Technology-17.28%
Accenture PLC, Class A	1,664	594,714
Advanced Micro Devices, Inc.(b)	11,384	1,802,884
Akamai Technologies, Inc.(b)	4,041	455,421
Alliance Data Systems Corp.	48,800	3,326,208
Amdocs Ltd.	19,629	1,370,497
Amphenol Corp., Class A	25,723	2,072,759
Analog Devices, Inc.	29,504	5,318,096
Apple, Inc.	5,408	893,942
Applied Materials, Inc.	34,284	5,046,262
Arista Networks, Inc.(b)	13,523	1,677,663
Arrow Electronics, Inc.(b)	72,073	8,767,681
Aspen Technology, Inc.(b)	8,001	1,160,385
Atlassian Corp. PLC, Class A(b)	1,834	690,171
Automatic Data Processing, Inc.	2,890	667,272
Avnet, Inc.	97,299	3,529,035
Azenta, Inc.	40,101	4,535,423
Bentley Systems, Inc., Class B	14,617	701,470
Bill.com Holdings, Inc.(b)(c)	7,490	2,103,567
Broadcom, Inc.	1,895	1,049,224
Broadridge Financial Solutions, Inc.	3,731	628,935
Cadence Design Systems, Inc.(b)	7,788	1,382,059
CDK Global, Inc.	14,984	578,982
CDW Corp.	27,329	5,175,019
Cirrus Logic, Inc.(b)(c)	5,517	442,353
Cloudflare, Inc., Class A(b)	44,589	8,393,433
Cognex Corp.	7,033	543,299
Cognizant Technology Solutions Corp., Class A	32,892	2,564,918
Coherent, Inc.(b)	2,765	715,942
CommScope Holding Co., Inc.(b)	159,344	1,587,066
Concentrix Corp.	18,221	3,024,686
Corning, Inc.	117,303	4,350,768

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Crowdstrike Holdings, Inc., Class A(b)	15,547	$3,375,876
Dell Technologies, Inc., Class C(b)	245,949	13,888,740
Dolby Laboratories, Inc., Class A	12,383	1,032,866
DXC Technology Co.(b)	249,084	7,470,029
Enphase Energy, Inc.(b)	24,444	6,111,000
Entegris, Inc.	47,200	6,894,976
EPAM Systems, Inc.(b)	11,085	6,745,777
Euronet Worldwide, Inc.(b)	6,814	690,735
F5, Inc.(b)	7,465	1,698,885
First Solar, Inc.(b)	17,122	1,773,839
Five9, Inc.(b)	10,430	1,484,502
Fortinet, Inc.(b)	8,959	2,975,374
Gartner, Inc.(b)	34,624	10,811,344
Genpact Ltd.	12,772	616,504
Globant S.A.(b)	4,718	1,250,317
Hewlett Packard Enterprise Co.	782,140	11,223,709
HP, Inc.	758,985	26,776,991
HubSpot, Inc.(b)	9,119	7,358,212
International Business Machines Corp.	6,339	742,297
Intuit, Inc.	2,101	1,370,482
Jabil, Inc.	134,090	7,838,901
Keysight Technologies, Inc.(b)	4,884	949,840
KLA Corp.	13,448	5,488,532
Kyndryl Holdings, Inc.(b)	1,100	17,380
Lam Research Corp.	7,170	4,874,525
Littelfuse, Inc.	4,705	1,404,348
Mandiant, Inc.(b)	41,705	707,734
Manhattan Associates, Inc.(b)	8,645	1,350,003
Marvell Technology, Inc.	16,310	1,160,783
McAfee Corp., Class A	14,408	372,447
Microchip Technology, Inc.	23,977	2,000,401
Micron Technology, Inc.	43,499	3,653,916
MKS Instruments, Inc.	13,760	2,093,722
MongoDB, Inc.(b)(c)	1,359	676,918
Monolithic Power Systems, Inc.	4,079	2,257,563
Motorola Solutions, Inc.	7,902	2,000,628
NCR Corp.(b)(c)	125,058	4,864,756
NetApp, Inc.	149,864	13,319,912
NortonLifeLock, Inc.	40,213	999,293
Nuance Communications, Inc.(b)	103,731	5,756,033
NXP Semiconductors N.V. (China)	18,786	4,196,041
ON Semiconductor Corp.(b)	244,248	15,004,155
Oracle Corp.	6,408	581,462
Palantir Technologies, Inc., Class A(b)(c)	28,441	587,307
Palo Alto Networks, Inc.(b)	5,625	3,076,538
Paychex, Inc.	9,530	1,135,976
Paysafe Ltd.(b)(c)	59,819	217,143
PTC, Inc.(b)	18,287	2,003,890
Qorvo, Inc.(b)	26,783	3,916,478
QUALCOMM, Inc.	8,958	1,617,457
Shift4 Payments, Inc., Class A(b)(c)	14,519	755,278
Skyworks Solutions, Inc.	7,604	1,153,223
Square, Inc., Class A(b)	8,508	1,772,472
SS&C Technologies Holdings, Inc.	14,426	1,101,137
StoneCo Ltd., Class A (Brazil)(b)(c)	15,374	239,834
Synopsys, Inc.(b)	3,284	1,119,844
TD SYNNEX Corp.	40,813	4,222,513
Teledyne Technologies, Inc.(b)	1,039	431,486
Teradata Corp.(b)(c)	106,943	4,643,465
Teradyne, Inc.	23,935	3,658,944
Texas Instruments, Inc.	5,325	1,024,370
Trade Desk, Inc. (The), Class A(b)	8,089	836,564
	Shares	Value
Information Technology-(continued)
Trimble, Inc.(b)	44,100	$3,786,867
Twilio, Inc., Class A(b)	2,529	723,673
Unity Software, Inc.(b)	6,416	1,106,054
Universal Display Corp.	3,300	472,065
Vontier Corp.	61,289	1,931,216
Western Digital Corp.(b)	77,929	4,507,413
Western Union Co. (The)	19,572	309,629
Wolfspeed, Inc.(b)(c)	11,026	1,352,008
Workday, Inc., Class A(b)	2,036	558,332
Xerox Holdings Corp.	120,610	2,221,636
Xilinx, Inc.	7,302	1,668,142
Zebra Technologies Corp., Class A(b)	8,496	5,002,275
Zendesk, Inc.(b)	12,173	1,242,985
Zscaler, Inc.(b)	4,292	1,489,195
		330,897,291
Materials-10.01%
Air Products and Chemicals, Inc.	1,500	431,160
Albemarle Corp.	28,602	7,622,147
Alcoa Corp.	183,394	8,533,323
Amcor PLC	61,834	699,961
AptarGroup, Inc.	7,233	864,995
Ardagh Group S.A.(e)	16,236	401,841
Avery Dennison Corp.	25,212	5,170,225
Axalta Coating Systems Ltd.(b)	32,310	979,639
Ball Corp.	7,542	704,800
Berry Global Group, Inc.(b)	62,883	4,342,071
Celanese Corp.	55,618	8,418,341
CF Industries Holdings, Inc.	95,713	5,799,251
Chemours Co. (The)	161,499	4,796,520
Cleveland-Cliffs, Inc.(b)(c)	140,849	2,866,277
Corteva, Inc.	91,913	4,136,085
Crown Holdings, Inc.	56,937	6,023,935
Dow, Inc.	87,378	4,799,674
DuPont de Nemours, Inc.	25,276	1,869,413
Eagle Materials, Inc.	40,352	6,223,085
Eastman Chemical Co.	50,997	5,318,477
Element Solutions, Inc.	129,029	2,950,893
Freeport-McMoRan, Inc.	124,739	4,625,322
Graphic Packaging Holding Co.	46,514	918,186
Huntsman Corp.	99,515	3,153,630
International Paper Co.	151,143	6,880,029
Louisiana-Pacific Corp.	100,063	6,539,117
LyondellBasell Industries N.V., Class A	45,684	3,980,447
Martin Marietta Materials, Inc.	11,105	4,480,979
Mosaic Co. (The)	317,045	10,849,280
Newmont Corp.	11,478	630,372
Nucor Corp.	120,985	12,855,866
Olin Corp.	37,020	2,012,037
Packaging Corp. of America	19,525	2,549,770
PPG Industries, Inc.	23,854	3,677,571
Reliance Steel & Aluminum Co.	34,378	5,109,602
RPM International, Inc.	6,808	619,800
Scotts Miracle-Gro Co. (The)	11,401	1,651,891
Sealed Air Corp.	100,636	6,251,508
Sherwin-Williams Co. (The)	4,029	1,334,566
Silgan Holdings, Inc.	20,040	831,059
Sonoco Products Co.	14,803	860,498
Southern Copper Corp. (Peru)	6,246	365,391
Steel Dynamics, Inc.	165,620	9,904,076
Sylvamo Corp.(b)	13,428	406,600
United States Steel Corp.	130,694	2,954,991
Valvoline, Inc.	80,484	2,742,090

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Vulcan Materials Co.	11,764	$2,254,453
Westlake Chemical Corp.	17,074	1,586,516
WestRock Co.	200,700	8,708,373
		191,686,133
Real Estate-3.70%
American Homes 4 Rent, Class A	14,695	589,123
Apartment Income REIT Corp.	13,768	698,864
AvalonBay Communities, Inc.	3,585	856,349
Boston Properties, Inc.	6,925	746,792
Brixmor Property Group, Inc.	105,156	2,391,247
Camden Property Trust	4,303	710,899
CBRE Group, Inc., Class A(b)	98,892	9,451,108
CubeSmart	36,731	1,980,535
Duke Realty Corp.	10,712	624,831
Equity Residential	8,160	696,130
Essex Property Trust, Inc.	1,856	630,001
Extra Space Storage, Inc.	12,969	2,593,800
Federal Realty Investment Trust(c)	4,670	572,869
First Industrial Realty Trust, Inc.	8,172	493,671
Gaming and Leisure Properties, Inc.	9,011	406,576
Healthpeak Properties, Inc.	16,262	534,369
Howard Hughes Corp. (The)(b)	7,134	584,917
Invitation Homes, Inc.	12,029	486,453
Iron Mountain, Inc.(c)	97,376	4,424,765
Jones Lang LaSalle, Inc.(b)	45,249	10,629,443
Kimco Realty Corp.	225,374	5,052,885
Lamar Advertising Co., Class A	7,997	873,752
Life Storage, Inc.	12,963	1,712,931
Mid-America Apartment Communities, Inc.	5,508	1,136,025
National Retail Properties, Inc.(c)	10,673	470,679
Omega Healthcare Investors, Inc.(c)	15,245	425,945
Opendoor Technologies, Inc.(b)(c)	23,132	366,411
Public Storage	3,518	1,151,723
Rayonier, Inc.	19,611	740,707
Regency Centers Corp.	13,237	917,854
Simon Property Group, Inc.	39,474	6,033,206
SL Green Realty Corp.	25,373	1,761,647
Spirit Realty Capital, Inc.	8,324	370,917
STORE Capital Corp.	21,718	715,391
Ventas, Inc.	46,284	2,171,645
VICI Properties, Inc.(c)	51,598	1,403,466
Welltower, Inc.	15,745	1,253,617
Weyerhaeuser Co.	89,941	3,382,681
Zillow Group, Inc., Class A(b)(c)	4,432	239,816
Zillow Group, Inc., Class C(b)(c)	10,863	589,535
		70,873,575
	Shares	Value
Utilities-1.46%
AES Corp. (The)	396,246	$9,264,232
Alliant Energy Corp.	8,988	492,453
Ameren Corp.	8,441	688,701
American Electric Power Co., Inc.	4,758	385,636
American Water Works Co., Inc.	3,564	600,783
Brookfield Renewable Corp., Class A	11,431	423,290
CenterPoint Energy, Inc.	55,958	1,449,872
Consolidated Edison, Inc.	6,332	491,616
DTE Energy Co.	16,581	1,796,386
Duke Energy Corp.	8,228	798,198
Entergy Corp.	7,001	702,480
Exelon Corp.	24,232	1,277,753
Hawaiian Electric Industries, Inc.	11,114	422,221
MDU Resources Group, Inc.	111,288	3,030,372
National Fuel Gas Co.	9,519	550,293
Pinnacle West Capital Corp.	7,065	459,578
PPL Corp.	23,395	651,083
Public Service Enterprise Group, Inc.	23,052	1,440,520
Sempra Energy	4,784	573,458
Southern Co. (The)	11,690	714,259
UGI Corp.	42,622	1,758,158
		27,971,342
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $1,753,876,013)		1,909,806,118
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.25%
Invesco Private Government Fund, 0.02%(d)(f)(g)	30,126,548	30,126,548
Invesco Private Prime Fund, 0.11%(d)(f)(g)	70,298,944	70,320,032
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $100,450,271)		100,446,580
TOTAL INVESTMENTS IN SECURITIES-104.99% (Cost $1,854,326,284)		2,010,252,698
OTHER ASSETS LESS LIABILITIES-(4.99)%		(95,581,338)
NET ASSETS-100.00%		$1,914,671,360

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Ltd.	$5,712,774	$839,792	$(33,813)	$(748,616)	$21,372	$5,791,509	$41,461
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	11,953,451	(11,953,451)	-	-	-	63
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,579,808	67,448,150	(50,901,410)	-	-	30,126,548	1,150*
Invesco Private Prime Fund	31,686,217	126,452,396	(87,811,654)	(3,691)	(3,236)	70,320,032	14,214*
Total	$50,978,799	$206,693,789	$(150,700,328)	$(752,307)	$18,136	$106,238,089	$56,888

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-3.73%
AMC Networks, Inc., Class A(b)(c)	5,190	$200,386
Boston Omaha Corp., Class A(b)	1,516	43,433
Cars.com, Inc.(b)	4,046	67,487
Chicken Soup For The Soul Entertainment, Inc.(b)(c)	1,566	20,593
Consolidated Communications Holdings, Inc.(b)	11,523	86,653
E.W. Scripps Co. (The), Class A	23,530	436,011
Entercom Communications Corp.(b)(c)	41,677	102,942
Entravision Communications Corp., Class A	48,558	360,786
Eventbrite, Inc., Class A(b)	2,725	41,148
Gannett Co., Inc.(b)	66,271	338,645
Globalstar, Inc.(b)	47,068	65,425
Gogo, Inc.(b)(c)	13,298	170,480
Gray Television, Inc.	5,713	117,802
IDT Corp., Class B(b)	19,488	1,057,809
iHeartMedia, Inc., Class A(b)	3,141	61,595
IMAX Corp.(b)	1,620	26,714
John Wiley & Sons, Inc., Class A	940	48,861
Liberty Latin America Ltd., Class A (Chile)(b)	3,295	37,431
Liberty Latin America Ltd., Class C (Chile)(b)	3,746	42,105
Lions Gate Entertainment Corp., Class A(b)(c)	11,662	170,848
Lions Gate Entertainment Corp., Class B(b)	12,622	172,290
Magnite, Inc.(b)(c)	5,143	90,671
MediaAlpha, Inc., Class A(b)	1,247	19,229
Meredith Corp.(b)	10,092	595,428
QuinStreet, Inc.(b)	5,809	88,936
Sinclair Broadcast Group, Inc., Class A	5,280	123,182
Stagwell, Inc.(b)(c)	51,186	395,156
TechTarget, Inc.(b)	2,889	279,164
TEGNA, Inc.	6,062	119,725
Telephone & Data Systems, Inc.	2,432	42,998
Telesat Corp. (Canada)(b)(c)	3,007	92,555
Thryv Holdings, Inc.(b)	3,256	127,277
TrueCar, Inc.(b)(c)	18,610	61,227
WideOpenWest, Inc.(b)	21,574	401,276
Yelp, Inc.(b)	1,298	44,495
Ziff Davis, Inc.(b)	339	38,602
		6,189,365
Consumer Discretionary-19.17%
1-800-Flowers.com, Inc., Class A(b)(c)	2,003	59,649
Aaron’s Co., Inc. (The)	5,145	114,219
Abercrombie & Fitch Co., Class A(b)(c)	13,968	502,848
Academy Sports & Outdoors, Inc.(b)	3,147	140,419
Adient PLC(b)	6,377	270,704
American Axle & Manufacturing Holdings, Inc.(b)	10,419	92,312
American Eagle Outfitters, Inc.	3,382	87,560
America’s Car-Mart, Inc.(b)	883	86,658
AMMO, Inc.(b)(c)	16,285	100,967
Arcimoto, Inc.(b)(c)	3,991	40,828
Asbury Automotive Group, Inc.(b)(c)	2,027	331,698
Aterian, Inc.(b)(c)	5,400	26,352
Bally’s Corp.(b)	1,946	74,610
Barnes & Noble Education, Inc.(b)	41,414	290,726
Bassett Furniture Industries, Inc.	11,166	170,170
Beazer Homes USA, Inc.(b)	18,123	355,936
Bed Bath & Beyond, Inc.(b)(c)	14,925	273,575
Big 5 Sporting Goods Corp.	22,993	545,624
Big Lots, Inc.(c)	5,014	217,507
Biglari Holdings, Inc., Class B(b)	576	81,717
BJ’s Restaurants, Inc.(b)	5,333	159,243
Bloomin’ Brands, Inc.(b)	12,271	216,829
	Shares	Value
Consumer Discretionary-(continued)
Bluegreen Vacations Holding Corp.(b)	4,926	$146,450
Boot Barn Holdings, Inc.(b)	6,153	752,758
Brinker International, Inc.(b)	6,280	217,288
Buckle, Inc. (The)(c)	7,237	340,429
Caleres, Inc.	17,411	411,074
Camping World Holdings, Inc., Class A(c)	2,541	111,448
CarParts.com, Inc.(b)(c)	5,424	67,095
Carriage Services, Inc.	5,125	265,168
Cato Corp. (The), Class A	2,833	46,603
Century Casinos, Inc.(b)(c)	11,098	144,829
Century Communities, Inc.	4,931	350,446
Cheesecake Factory, Inc. (The)(b)(c)	2,685	102,889
Chico’s FAS, Inc.(b)	21,060	120,674
Children’s Place, Inc. (The)(b)	2,523	218,315
Chuy’s Holdings, Inc.(b)	8,280	237,305
Citi Trends, Inc.(b)(c)	7,972	676,026
Clarus Corp.	5,329	140,632
Conn’s, Inc.(b)	11,826	258,753
Container Store Group, Inc. (The)(b)(c)	35,002	407,073
Cooper-Standard Holdings, Inc.(b)	3,410	78,737
Cracker Barrel Old Country Store, Inc.	282	34,410
Crocs, Inc.(b)	1,274	208,962
Dana, Inc.	9,674	207,991
Dave & Buster’s Entertainment, Inc.(b)	2,554	82,954
Del Taco Restaurants, Inc.	5,242	40,154
Denny’s Corp.(b)	3,318	45,954
Designer Brands, Inc., Class A(b)(c)	4,207	57,552
Dillard’s, Inc., Class A(c)	1,867	511,371
Dine Brands Global, Inc.(b)	1,873	134,519
Dorman Products, Inc.(b)	439	48,720
Duluth Holdings, Inc., Class B(b)	5,971	82,818
Escalade, Inc.	3,808	64,774
Ethan Allen Interiors, Inc.	11,408	256,680
Everi Holdings, Inc.(b)	12,887	267,276
Fiesta Restaurant Group, Inc.(b)	10,826	101,007
Flexsteel Industries, Inc.	5,662	160,688
Fossil Group, Inc.(b)	27,113	324,000
Franchise Group, Inc.(c)	2,384	113,836
Full House Resorts, Inc.(b)(c)	20,925	187,488
Funko, Inc., Class A(b)	14,284	233,401
Genesco, Inc.(b)	10,335	653,172
Gentherm, Inc.(b)	1,569	132,502
G-III Apparel Group Ltd.(b)	12,655	375,094
Golden Entertainment, Inc.(b)	4,642	213,114
Goodyear Tire & Rubber Co. (The)(b)	8,612	173,187
GoPro, Inc., Class A(b)(c)	20,492	204,920
Graham Holdings Co., Class B	387	219,243
Green Brick Partners, Inc.(b)	6,336	158,083
Group 1 Automotive, Inc.	2,979	580,160
Groupon, Inc.(b)(c)	1,617	33,407
GrowGeneration Corp.(b)(c)	5,796	94,475
Guess?, Inc.	11,103	250,373
Hamilton Beach Brands Holding Co., Class A	4,882	73,230
Haverty Furniture Cos., Inc., (Acquired 06/02/2020 - 11/29/2021; Cost $402,811)(d)	13,562	405,639
Hibbett, Inc.(c)	9,731	758,531
Hilton Grand Vacations, Inc.(b)	1,744	82,840
Hooker Furnishings Corp.	5,955	141,372
Houghton Mifflin Harcourt Co.(b)	14,339	223,115
Hovnanian Enterprises, Inc., Class A(b)	5,487	524,063
Installed Building Products, Inc.	557	71,903
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
International Game Technology PLC	2,917	$78,817
Jack in the Box, Inc.	776	64,098
JOANN, Inc.	3,546	32,410
Johnson Outdoors, Inc., Class A	411	42,760
Kirkland’s, Inc.(b)(c)	17,494	377,695
Kontoor Brands, Inc.	5,003	269,762
Lands’ End, Inc.(b)(c)	10,904	250,901
La-Z-Boy, Inc.	2,687	89,719
Lazydays Holdings, Inc.(b)(c)	9,446	191,093
LGI Homes, Inc.(b)	450	64,647
Lifetime Brands, Inc.	12,604	204,689
Liquidity Services, Inc.(b)	11,194	253,768
Lovesac Co. (The)(b)(c)	3,911	247,488
Lumber Liquidators Holdings, Inc.(b)	8,136	124,806
M.D.C. Holdings, Inc.	1,596	76,353
M/I Homes, Inc.(b)	4,576	255,753
Macy’s, Inc.	8,774	250,059
Malibu Boats, Inc., Class A(b)	1,057	73,430
MarineMax, Inc.(b)	11,893	633,540
MasterCraft Boat Holdings, Inc.(b)	2,454	67,141
Meritage Homes Corp.(b)	500	56,430
Modine Manufacturing Co.(b)	37,209	385,485
Monarch Casino & Resort, Inc.(b)	1,489	100,314
Motorcar Parts of America, Inc.(b)(c)	1,942	31,150
Movado Group, Inc.	6,057	271,778
National Vision Holdings, Inc.(b)	941	45,206
Nautilus, Inc.(b)(c)	16,283	111,539
Noodles & Co.(b)	10,180	104,752
ODP Corp. (The)(b)	4,800	181,248
ONE Group Hospitality, Inc. (The)(b)(c)	10,449	136,986
OneWater Marine, Inc., Class A	5,912	302,576
Overstock.com, Inc.(b)	3,902	348,293
Oxford Industries, Inc.	1,911	182,577
Party City Holdco, Inc.(b)(c)	31,193	171,562
Patrick Industries, Inc.	1,142	91,097
PlayAGS, Inc.(b)	5,651	40,687
Purple Innovation, Inc.(b)	1,964	20,268
Quotient Technology, Inc.(b)	3,599	25,229
RCI Hospitality Holdings, Inc.	3,756	237,792
Red Robin Gourmet Burgers, Inc.(b)	4,022	65,559
Red Rock Resorts, Inc., Class A	5,033	239,269
Rent-A-Center, Inc.	3,498	154,507
Revolve Group, Inc.(b)	6,903	525,802
Rocky Brands, Inc.	4,321	153,525
Ruth’s Hospitality Group, Inc.(b)	11,410	193,970
Sally Beauty Holdings, Inc.(b)(c)	9,907	194,078
Scientific Games Corp.(b)	1,498	95,752
SeaWorld Entertainment, Inc.(b)	1,144	67,485
Shoe Carnival, Inc.	8,420	329,222
Shutterstock, Inc.	1,526	173,979
Signet Jewelers Ltd.	11,032	1,071,649
Skyline Champion Corp.(b)	2,245	175,671
Sleep Number Corp.(b)(c)	3,495	278,831
Smith & Wesson Brands, Inc.	3,123	71,048
Sonic Automotive, Inc., Class A(c)	2,531	113,667
Sonos, Inc.(b)	5,231	165,561
Sportsman’s Warehouse Holdings, Inc.(b)	5,180	88,215
Standard Motor Products, Inc.	803	40,182
Steven Madden Ltd.	1,552	73,642
Stitch Fix, Inc., Class A(b)	1,233	30,702
StoneMor, Inc.(b)	18,227	44,838
Stoneridge, Inc.(b)	3,346	73,043
	Shares	Value
Consumer Discretionary-(continued)
Superior Group of Cos., Inc.	9,007	$201,397
Taylor Morrison Home Corp., Class A(b)	2,529	78,551
Tenneco, Inc., Class A(b)	13,842	145,341
Texas Roadhouse, Inc.	437	36,245
Tilly’s, Inc., Class A	14,449	217,024
Tri Pointe Homes, Inc.(b)	5,753	143,652
Tupperware Brands Corp.(b)	34,011	531,932
Unifi, Inc.(b)	6,145	125,174
Urban Outfitters, Inc.(b)	2,532	80,188
Vera Bradley, Inc.(b)	13,735	130,620
Vista Outdoor, Inc.(b)	13,654	596,270
Visteon Corp.(b)	446	47,240
VOXX International Corp.(b)	14,807	152,364
Vuzix Corp.(b)(c)	13,292	143,155
Wolverine World Wide, Inc.	1,983	61,731
Workhorse Group, Inc.(b)(c)	7,656	44,711
WW International, Inc.(b)(c)	1,077	18,115
XPEL, Inc.(b)(e)	2,356	169,373
Zumiez, Inc.(b)	2,308	105,614
		31,809,913
Consumer Staples-2.36%
22nd Century Group, Inc.(b)(c)	45,388	113,924
Andersons, Inc. (The)	12,749	433,211
B&G Foods, Inc.(c)	2,060	62,068
Beauty Health Co. (The)(b)(c)	6,401	166,170
BellRing Brands, Inc., Class A(b)	3,573	76,891
Celsius Holdings, Inc.(b)(c)	1,264	86,470
Central Garden & Pet Co., Class A(b)	1,513	65,589
Chefs’ Warehouse, Inc. (The)(b)(c)	6,075	188,750
Coca-Cola Consolidated, Inc.	156	89,009
Edgewell Personal Care Co.	2,477	105,173
elf Beauty, Inc.(b)	2,064	62,168
Fresh Del Monte Produce, Inc.	2,555	63,262
Hostess Brands, Inc.(b)(c)	2,745	46,638
Ingles Markets, Inc., Class A	2,303	176,824
Medifast, Inc.	703	144,635
MGP Ingredients, Inc.	1,495	116,580
Mission Produce, Inc.(b)(c)	3,952	69,990
Nature’s Sunshine Products, Inc.	8,588	145,996
Nu Skin Enterprises, Inc., Class A	1,713	75,166
Performance Food Group Co.(b)	4,382	176,638
PriceSmart, Inc.	809	58,021
Rite Aid Corp.(b)(c)	6,877	84,725
Sanderson Farms, Inc.	243	45,631
Seneca Foods Corp., Class A(b)	1,174	50,142
Simply Good Foods Co. (The)(b)	2,481	91,723
SpartanNash Co.	2,163	51,761
Sprouts Farmers Market, Inc.(b)(c)	1,368	36,197
Turning Point Brands, Inc.(c)	2,282	86,716
United Natural Foods, Inc.(b)	11,675	580,481
Universal Corp.	2,408	112,141
Utz Brands, Inc.(c)	3,610	50,937
Vector Group Ltd.	4,034	62,688
Veru, Inc.(b)(c)	12,709	95,317
Vital Farms, Inc.(b)(c)	2,806	47,449
		3,919,081
Energy-6.12%
Aemetis, Inc.(b)(c)	10,823	203,039
AgEagle Aerial Systems, Inc.(b)	24,844	56,147
Alto Ingredients, Inc.(b)(c)	88,863	462,976
Altus Midstream Co., Class A	3,152	199,774

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Energy-(continued)
Antero Resources Corp.(b)	15,483	$271,882
Arch Resources, Inc.	1,151	89,191
Archrock, Inc.	13,324	98,464
Aspen Aerogels, Inc.(b)	7,265	415,267
Brigham Minerals, Inc., Class A	3,087	64,086
Bristow Group, Inc.(b)	2,276	67,597
Cactus, Inc., Class A	3,119	113,844
Callon Petroleum Co.(b)	6,344	322,529
Centennial Resource Development, Inc., Class A(b)	11,729	73,072
Centrus Energy Corp.(b)(c)	5,762	319,733
ChampionX Corp.(b)	3,186	65,026
Chesapeake Energy Corp.(c)	1,612	95,978
Civitas Resources, Inc.	10,816	552,806
Clean Energy Fuels Corp.(b)(c)	34,032	244,009
CNX Resources Corp.(b)(c)	3,710	50,604
CONSOL Energy, Inc.(b)	22,258	488,563
DHT Holdings, Inc.(c)	12,148	67,421
DMC Global, Inc.(b)(c)	1,695	61,868
Dorian LPG Ltd.	11,914	146,661
Earthstone Energy, Inc., Class A(b)(c)	17,314	176,949
Energy Fuels, Inc.(b)(c)	32,188	280,358
Falcon Minerals Corp.	7,730	35,867
Frontline Ltd. (Norway)(b)(c)	4,857	33,270
FTS International, Inc., Class A(b)	2,357	62,083
Gevo, Inc.(b)(c)	35,518	204,229
Green Plains, Inc.(b)(c)	15,355	593,471
Helix Energy Solutions Group, Inc.(b)(c)	12,449	37,845
Helmerich & Payne, Inc.	1,206	27,075
Kosmos Energy Ltd. (Ghana)(b)(c)	11,816	43,247
Laredo Petroleum, Inc.(b)(c)	8,842	520,794
Liberty Oilfield Services, Inc., Class A(b)	5,254	48,337
Matador Resources Co.	5,465	214,611
Nabors Industries Ltd.(b)(c)	3,230	263,116
National Energy Services Reunited Corp.(b)(c)	9,386	93,015
Newpark Resources, Inc.(b)	13,701	37,404
Northern Oil and Gas, Inc.(c)	2,561	52,193
Oceaneering International, Inc.(b)	8,528	91,164
Ovintiv, Inc.	2,741	95,277
Patterson-UTI Energy, Inc.	9,190	64,881
PDC Energy, Inc.	5,124	258,403
Peabody Energy Corp.(b)(c)	10,212	101,712
ProPetro Holding Corp.(b)	14,104	115,935
Range Resources Corp.(b)	6,146	120,216
Ranger Oil Corp.(b)	2,589	69,696
Renewable Energy Group, Inc.(b)(c)	3,970	189,687
Scorpio Tankers, Inc. (Monaco)(c)	5,803	80,720
SM Energy Co.	20,571	596,559
Southwestern Energy Co.(b)(c)	8,224	36,844
Teekay Corp. (Bermuda)(b)(c)	10,696	35,511
Tellurian, Inc.(b)(c)	12,066	39,335
TETRA Technologies, Inc.(b)	113,981	297,490
Tidewater, Inc.(b)	2,559	26,690
Uranium Energy Corp.(b)(c)	63,936	250,629
Ur-Energy, Inc.(b)	50,322	74,980
US Silica Holdings, Inc.(b)	25,790	250,163
W&T Offshore, Inc.(b)(c)	12,256	42,161
World Fuel Services Corp.	2,081	52,004
		10,144,458
Financials-21.32%
1st Source Corp.	1,075	49,719
Alerus Financial Corp.	1,887	56,799
	Shares	Value
Financials-(continued)
Allegiance Bancshares, Inc.	2,802	$113,285
A-Mark Precious Metals, Inc.	9,850	682,113
American Equity Investment Life Holding Co.	2,161	72,674
American National Bankshares, Inc.	1,554	56,845
American National Group, Inc.	413	78,160
Ameris Bancorp	5,831	283,795
Apollo Commercial Real Estate Finance, Inc.	7,066	95,603
Arbor Realty Trust, Inc.	9,273	162,741
Ares Commercial Real Estate Corp.	7,675	112,976
Argo Group International Holdings Ltd.	2,343	127,178
Arrow Financial Corp.	1,136	39,192
Artisan Partners Asset Management, Inc., Class A	1,604	71,747
Associated Banc-Corp.	4,716	103,280
Atlantic Capital Bancshares, Inc.(b)	9,164	256,042
Atlantic Union Bankshares Corp.	3,149	102,374
Atlanticus Holdings Corp.(b)(c)	5,943	353,192
Axos Financial, Inc.(b)	5,205	294,655
B. Riley Financial, Inc.	6,044	467,987
Banc of California, Inc.	5,215	102,162
BancFirst Corp.	1,130	71,902
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	3,517	57,151
Bancorp, Inc. (The)(b)	2,682	75,820
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	3,574	131,630
BankUnited, Inc.	4,800	190,272
Banner Corp.	1,722	98,636
Bar Harbor Bankshares	2,064	58,968
Berkshire Hills Bancorp, Inc.	3,314	88,517
BGC Partners, Inc., Class A	51,688	231,045
Bridgewater Bancshares, Inc.(b)	4,341	74,188
Brightsphere Investment Group, Inc.	12,724	382,102
Brookline Bancorp, Inc.	9,333	144,008
BRP Group, Inc., Class A(b)	2,185	80,932
Bryn Mawr Bank Corp.	3,126	139,420
Business First Bancshares, Inc.	3,208	88,220
Byline Bancorp, Inc.	5,773	149,925
Cadence Bank	11,930	348,595
Cambridge Bancorp	854	75,818
Camden National Corp.	1,462	66,989
Capital Bancorp, Inc.	3,353	89,089
Capstar Financial Holdings, Inc.	4,769	99,338
Carter Bankshares, Inc.(b)	4,019	58,316
Cathay General Bancorp	1,782	74,684
CBTX, Inc.(c)	1,511	42,006
Central Pacific Financial Corp.	6,092	163,083
Chimera Investment Corp.	3,209	51,023
CIT Group, Inc.	2,049	100,524
City Holding Co.	670	52,568
Civista Bancshares, Inc.	2,918	68,661
CNB Financial Corp.	2,061	54,307
CNO Financial Group, Inc.	6,029	136,617
Coastal Financial Corp.(b)	2,820	123,319
Columbia Banking System, Inc.(c)	1,718	56,453
Community Trust Bancorp, Inc.	1,510	63,420
ConnectOne Bancorp, Inc.	7,133	231,823
Cowen, Inc., Class A	18,226	644,836
CrossFirst Bankshares, Inc.(b)	4,072	56,967
Curo Group Holdings Corp.	8,934	148,215
Customers Bancorp, Inc.(b)	17,369	1,001,149
Diamond Hill Investment Group, Inc.	687	131,966

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Dime Community Bancshares, Inc.	2,171	$74,465
Donnelley Financial Solutions, Inc.(b)	21,614	1,009,806
Dynex Capital, Inc.	5,127	85,723
Eagle Bancorp, Inc.	3,110	175,249
Eastern Bankshares, Inc.	2,163	43,541
Ellington Financial, Inc.	6,540	108,368
Employers Holdings, Inc.	1,984	76,602
Encore Capital Group, Inc.(b)(c)	1,313	76,600
Enova International, Inc.(b)	18,836	718,028
Enstar Group Ltd.(b)	206	45,959
Enterprise Bancorp, Inc.	1,382	54,478
Enterprise Financial Services Corp.	5,787	268,343
Equity Bancshares, Inc., Class A	1,744	56,715
Farmers National Banc Corp.	3,819	67,176
FB Financial Corp.	1,082	46,418
Federal Agricultural Mortgage Corp., Class C	691	84,109
Federated Hermes, Inc., Class B(c)	2,414	81,376
Financial Institutions, Inc.	4,716	145,253
First Bancorp	24,231	322,030
First Bancorp, Inc. (The)	1,931	58,471
First Bancorp/Southern Pines NC	4,760	211,534
First Bancshares, Inc. (The)	3,124	121,399
First Bank	7,171	103,764
First Busey Corp.	3,147	80,878
First Commonwealth Financial Corp.	14,776	222,083
First Community Bankshares, Inc.	2,535	82,895
First Financial Bancorp	6,882	158,286
First Financial Corp.	923	40,114
First Foundation, Inc.(c)	3,993	101,502
First Internet Bancorp	4,415	191,214
First Interstate BancSystem, Inc., Class A	1,755	71,604
First Merchants Corp.	3,210	128,047
First Mid Bancshares, Inc.	2,741	115,204
First Midwest Bancorp, Inc.	4,377	86,358
First of Long Island Corp. (The)	3,192	66,872
Flagstar Bancorp, Inc.	1,473	68,553
Flushing Financial Corp.	12,128	286,463
Focus Financial Partners, Inc., Class A(b)	1,074	66,094
FS Bancorp, Inc.	1,913	62,096
Fulton Financial Corp.	6,004	94,803
GAMCO Investors, Inc., Class A	2,827	69,205
Genworth Financial, Inc., Class A(b)	35,193	134,437
German American Bancorp, Inc.	1,280	50,086
Glacier Bancorp, Inc.	4,616	250,649
Granite Point Mortgage Trust, Inc.	10,497	129,428
Great Southern Bancorp, Inc.	1,104	61,416
Greenhill & Co., Inc.	4,790	81,717
Guaranty Bancshares, Inc.	1,710	62,843
Hancock Whitney Corp.	3,117	148,930
Hanmi Financial Corp.	15,129	339,949
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,160	65,981
HarborOne Bancorp, Inc.	5,845	81,187
HCI Group, Inc.	1,193	131,707
Heartland Financial USA, Inc.	1,997	94,858
Heritage Commerce Corp.	9,221	101,062
Heritage Financial Corp.	2,999	70,267
Hilltop Holdings, Inc.	5,177	176,173
Hingham Institution for Savings (The)	312	121,867
Home Bancorp, Inc.	1,630	65,917
Home BancShares, Inc.	2,501	59,849
HomeStreet, Inc.	3,506	173,091
	Shares	Value
Financials-(continued)
HomeTrust Bancshares, Inc.	2,070	$62,162
Hope Bancorp, Inc.	10,068	144,476
Horace Mann Educators Corp.	1,072	39,739
Horizon Bancorp, Inc.	10,200	197,880
Howard Bancorp, Inc.(b)	2,885	59,604
Independent Bank Corporation	4,569	103,031
Independent Bank Group, Inc.	1,112	77,206
International Bancshares Corp.	1,542	64,779
Investors Bancorp, Inc.	7,422	110,514
Investors Title Co.	375	81,000
Kearny Financial Corp.	6,658	84,623
Ladder Capital Corp.	6,167	70,242
Lakeland Bancorp, Inc.	7,813	139,775
Lakeland Financial Corp.(c)	940	66,383
LendingClub Corp.(b)	33,697	1,102,566
Live Oak Bancshares, Inc.	2,565	228,542
Maiden Holdings Ltd.(b)	31,941	95,823
Marlin Business Services Corp.	8,645	198,403
Mercantile Bank Corp.	2,137	71,760
Merchants Bancorp	944	43,056
Meta Financial Group, Inc.	13,617	813,888
MetroMile, Inc.(b)	4,160	10,566
Metropolitan Bank Holding Corp.(b)	3,779	358,740
Mid Penn Bancorp, Inc.	1,515	47,662
Midland States Bancorp, Inc.	10,435	248,353
MidWestOne Financial Group, Inc.	2,107	64,896
Moelis & Co., Class A	1,975	121,087
Mr. Cooper Group, Inc.(b)	10,640	417,833
MVB Financial Corp.	10,687	438,915
National Bank Holdings Corp., Class A	1,944	82,853
National Western Life Group, Inc., Class A	225	45,821
Navient Corp.	21,679	427,727
NBT Bancorp, Inc.	1,569	56,657
Nelnet, Inc., Class A	1,062	91,544
New York Mortgage Trust, Inc.	11,078	41,321
Nicolet Bankshares, Inc.(b)	786	56,050
NMI Holdings, Inc., Class A(b)	2,989	58,584
Northfield Bancorp, Inc.	5,255	88,547
Northrim BanCorp, Inc.	1,657	67,191
Northwest Bancshares, Inc.	4,939	65,590
OceanFirst Financial Corp.	2,989	61,603
Ocwen Financial Corp.(b)	10,319	328,970
OFG Bancorp	7,286	175,593
Old National Bancorp	2,908	51,355
Old Second Bancorp, Inc.	7,809	96,441
Open Lending Corp., Class A(b)	1,685	39,159
Oportun Financial Corp.(b)	2,542	54,577
Oppenheimer Holdings, Inc., Class A	7,158	351,028
Orchid Island Capital, Inc.	7,180	32,454
Origin Bancorp, Inc.	4,336	182,936
Orrstown Financial Services, Inc.	4,417	103,358
Pacific Premier Bancorp, Inc.	2,697	104,509
Park National Corp.	1,143	148,693
Peapack-Gladstone Financial Corp.	3,647	120,643
PennyMac Mortgage Investment Trust	3,253	56,505
Peoples Bancorp, Inc.	4,791	147,754
Piper Sandler Cos.	2,751	455,978
PJT Partners, Inc., Class A	1,257	95,633
Preferred Bank	1,684	114,765
Premier Financial Corp.	3,285	96,579
Primis Financial Corp.	4,109	62,786
ProAssurance Corp.	4,763	109,549

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
PROG Holdings, Inc.(b)(c)	978	$44,127
Provident Bancorp, Inc.	5,804	105,110
Provident Financial Services, Inc.	8,186	192,698
Pzena Investment Management, Inc., Class A	8,544	80,143
QCR Holdings, Inc.	2,342	126,327
Radian Group, Inc.	2,388	48,644
RBB Bancorp	4,619	112,981
Ready Capital Corp.	9,411	144,553
Regional Management Corp.	7,270	411,191
Reliant Bancorp, Inc.	1,903	63,313
Renasant Corp.	3,121	113,698
Republic Bancorp, Inc., Class A	894	45,800
S&T Bancorp, Inc.	2,281	68,225
Safety Insurance Group, Inc.	500	38,635
Sandy Spring Bancorp, Inc.	3,561	167,118
Sculptor Capital Management, Inc.	9,823	177,993
Seacoast Banking Corp. of Florida	3,523	118,972
Selective Insurance Group, Inc.	770	58,166
ServisFirst Bancshares, Inc.	1,520	122,193
Sierra Bancorp	2,572	64,763
Silvergate Capital Corp., Class A(b)	886	181,169
Simmons First National Corp., Class A	3,914	113,937
SiriusPoint Ltd. (Bermuda)(b)	3,946	30,384
SmartFinancial, Inc.	2,172	55,755
South Plains Financial, Inc.	2,414	60,350
South State Corp.	536	41,883
Southern First Bancshares, Inc.(b)	2,278	133,331
Southern Missouri Bancorp, Inc.	2,747	146,717
Southside Bancshares, Inc.	2,300	93,725
Spirit of Texas Bancshares, Inc.	4,129	114,786
StepStone Group, Inc., Class A	3,214	132,963
Stewart Information Services Corp.	5,608	399,402
Stock Yards Bancorp, Inc.	961	57,497
StoneX Group, Inc.(b)	1,094	61,455
Summit Financial Group, Inc.	2,928	73,200
Texas Capital Bancshares, Inc.(b)	3,566	200,837
Tiptree, Inc.	11,624	151,461
Tompkins Financial Corp.	685	53,540
Towne Bank	4,140	126,643
TPG RE Finance Trust, Inc.	3,798	46,336
Trean Insurance Group, Inc.(b)	2,910	24,473
TriCo Bancshares	2,802	118,132
TriState Capital Holdings, Inc.(b)	3,165	94,665
Triumph Bancorp, Inc.(b)	5,047	642,735
Trupanion, Inc.(b)(c)	1,020	125,786
TrustCo Bank Corp.	1,200	39,192
Trustmark Corp.	1,773	54,272
UMB Financial Corp.	879	88,410
United Community Banks, Inc.	3,206	109,870
Univest Financial Corp.	6,042	166,578
Valley National Bancorp	4,218	56,690
Velocity Financial, Inc.(b)	7,168	86,589
Veritex Holdings, Inc.	6,748	267,423
Virtus Investment Partners, Inc.	576	171,291
Washington Federal, Inc.	1,515	49,222
Washington Trust Bancorp, Inc.	2,364	127,183
WesBanco, Inc.	3,918	127,531
West Bancorporation, Inc.	2,877	89,273
WisdomTree Investments, Inc.	17,001	104,386
World Acceptance Corp.(b)(c)	1,775	364,621
WSFS Financial Corp.	2,725	135,487
		35,374,200
	Shares	Value
Health Care-9.52%
Accolade, Inc.(b)	899	$23,077
Accuray, Inc.(b)(c)	31,018	149,197
Aclaris Therapeutics, Inc.(b)	7,861	100,621
Affimed N.V. (Germany)(b)	14,740	100,527
Agiliti, Inc.(b)(c)	2,993	63,033
Aldeyra Therapeutics, Inc.(b)(c)	7,416	56,881
Allscripts Healthcare Solutions, Inc.(b)	25,507	424,181
Alphatec Holdings, Inc.(b)	9,207	102,198
AMN Healthcare Services, Inc.(b)	1,534	174,891
Ampio Pharmaceuticals, Inc.(b)	53,109	60,013
Anavex Life Sciences Corp.(b)(c)	10,406	201,876
AngioDynamics, Inc.(b)	3,083	79,387
Antares Pharma, Inc.(b)	12,660	40,892
Apollo Medical Holdings, Inc.(b)(c)	4,917	460,575
Apria, Inc.(b)(c)	1,545	43,461
Apyx Medical Corp.(b)	4,960	66,613
Aratana Therapeutics, Inc., CVR(b)(f)	540	135
Arvinas, Inc.(b)	927	70,090
Asensus Surgical, Inc.(b)	30,031	40,242
Atea Pharmaceuticals, Inc.(b)	5,574	45,094
Athira Pharma, Inc.(b)(c)	2,174	29,306
Avid Bioservices, Inc.(b)(c)	14,679	448,590
AxoGen, Inc.(b)	5,976	57,190
Beam Therapeutics, Inc.(b)(c)	771	61,025
Berkeley Lights, Inc.(b)(c)	888	18,533
BioCryst Pharmaceuticals, Inc.(b)(c)	8,383	101,099
BioLife Solutions, Inc.(b)	2,315	88,340
Bionano Genomics, Inc.(b)(c)	40,207	157,209
Brookdale Senior Living, Inc.(b)	93,911	550,318
Brooklyn ImmunoTherapeutics, Inc.(b)	4,597	27,352
C4 Therapeutics, Inc.(b)	1,135	42,131
Cardiff Oncology, Inc.(b)	5,778	32,472
CareDx, Inc.(b)	1,232	53,148
Cassava Sciences, Inc.(b)	5,100	272,799
Castlight Health, Inc., Class B(b)	18,225	27,884
Celcuity, Inc.(b)	2,910	43,941
Celldex Therapeutics, Inc.(b)	2,802	106,756
Chimerix, Inc.(b)	10,013	62,982
Citius Pharmaceuticals, Inc.(b)(c)	22,999	38,868
ClearPoint Neuro, Inc.(b)(c)	7,562	103,826
Codexis, Inc.(b)	3,522	122,249
Collegium Pharmaceutical, Inc.(b)	2,750	48,345
Community Health Systems, Inc.(b)	63,560	764,627
Computer Programs & Systems, Inc.(b)	1,684	49,627
CONMED Corp.	661	86,895
CorVel Corp.(b)	429	80,652
Covetrus, Inc.(b)	1,493	26,844
Cross Country Healthcare, Inc.(b)	29,118	761,727
CryoLife, Inc.(b)(c)	2,515	43,233
CryoPort, Inc.(b)(c)	1,216	80,791
Curis, Inc.(b)(c)	16,962	82,775
Cutera, Inc.(b)	5,228	182,248
Denali Therapeutics, Inc.(b)	765	35,389
DermTech, Inc.(b)(c)	2,895	58,132
Eargo, Inc.(b)(c)	960	4,973
Endo International PLC(b)	28,746	160,978
Ensign Group, Inc. (The)	1,445	110,297
Evolent Health, Inc., Class A(b)(c)	8,051	209,326
Forian, Inc.(b)	7,632	65,483
Forte Biosciences, Inc.(b)	1,729	4,599
Fulgent Genetics, Inc.(b)(c)	5,534	517,540
Glaukos Corp.(b)	732	31,498

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
GT Biopharma, Inc.(b)	7,201	$29,308
Hanger, Inc.(b)	4,518	76,219
Harvard Bioscience, Inc.(b)	14,362	96,082
Health Catalyst, Inc.(b)(c)	819	35,536
Heska Corp.(b)	815	131,182
InfuSystem Holdings, Inc.(b)	3,499	57,908
Inogen, Inc.(b)	1,663	50,805
Inotiv, Inc.(b)(c)	6,973	362,596
Intellia Therapeutics, Inc.(b)	1,336	153,653
Ironwood Pharmaceuticals, Inc.(b)	3,327	36,896
Joint Corp. (The)(b)	4,844	387,132
KalVista Pharmaceuticals, Inc.(b)	2,579	37,396
KemPharm, Inc.(b)(c)	6,155	48,194
Kymera Therapeutics, Inc.(b)(c)	1,070	59,406
Lantheus Holdings, Inc.(b)	1,901	50,909
LeMaitre Vascular, Inc.	3,103	145,189
Lineage Cell Therapeutics, Inc.(b)(c)	20,872	47,171
Magellan Health, Inc.(b)	756	71,661
MannKind Corp.(b)(c)	24,285	112,440
Merit Medical Systems, Inc.(b)	659	41,425
MiMedx Group, Inc.(b)	6,490	45,495
Mind Medicine MindMed, Inc.(b)	65,117	128,932
ModivCare, Inc.(b)	1,477	202,393
Myriad Genetics, Inc.(b)	4,161	107,603
National HealthCare Corp.	785	50,625
Neuronetics, Inc.(b)	5,673	21,955
NextGen Healthcare, Inc.(b)	6,841	106,035
Nurix Therapeutics, Inc.(b)(c)	1,686	48,591
Ocugen, Inc.(b)(c)	29,868	189,363
Omnicell, Inc.(b)	384	67,968
OPKO Health, Inc.(b)	10,047	39,485
OptimizeRx Corp.(b)	5,704	370,760
Oramed Pharmaceuticals, Inc. (Israel)(b)	7,514	144,419
Organogenesis Holdings, Inc.(b)(c)	5,520	55,531
Orthofix Medical, Inc.(b)	881	26,967
Outset Medical, Inc.(b)	956	45,314
Owens & Minor, Inc.	14,581	583,240
Pacific Biosciences of California, Inc.(b)	4,863	112,870
Pacira BioSciences, Inc.(b)	831	43,727
Patterson Cos., Inc.	2,302	72,444
Pennant Group, Inc. (The)(b)	1,520	30,902
Personalis, Inc.(b)	1,924	26,070
Phreesia, Inc.(b)	755	43,548
Prestige Consumer Healthcare, Inc.(b)	790	44,201
Progyny, Inc.(b)	883	44,830
Protagonist Therapeutics, Inc.(b)(c)	1,928	64,819
Prothena Corp. PLC (Ireland)(b)	2,357	118,204
Pulmonx Corp.(b)(c)	1,109	35,821
Quanterix Corp.(b)	1,100	43,967
RadNet, Inc.(b)	5,575	150,302
Rigel Pharmaceuticals, Inc.(b)	15,831	42,269
Rocket Pharmaceuticals, Inc.(b)(c)	938	22,915
Rubius Therapeutics, Inc.(b)(c)	2,812	34,756
SeaSpine Holdings Corp.(b)	2,391	32,111
Select Medical Holdings Corp.	5,671	152,266
Senseonics Holdings, Inc.(b)(c)	23,431	73,573
Seres Therapeutics, Inc.(b)(c)	6,627	71,307
Sesen Bio, Inc.(b)	44,262	46,475
Sharps Compliance Corp.(b)	4,523	33,380
Shattuck Labs, Inc.(b)	1,324	11,228
Shockwave Medical, Inc.(b)	488	87,957
SI-BONE, Inc.(b)	2,347	45,180
	Shares	Value
Health Care-(continued)
STAAR Surgical Co.(b)	419	$39,885
Summit Therapeutics, Inc.(b)	8,399	42,667
Supernus Pharmaceuticals, Inc.(b)	1,653	49,540
Surface Oncology, Inc.(b)(c)	10,947	63,164
Surgery Partners, Inc.(b)	3,166	140,444
Sutro Biopharma, Inc.(b)	2,949	50,369
Tenet Healthcare Corp.(b)	3,541	258,033
Tivity Health, Inc.(b)	6,752	160,833
Triple-S Management Corp., Class B(b)	2,828	100,451
Twist Bioscience Corp.(b)(c)	637	60,833
US Physical Therapy, Inc.	746	64,141
Vanda Pharmaceuticals, Inc.(b)	5,412	87,674
Varex Imaging Corp.(b)	3,663	104,579
Vaxart, Inc.(b)(c)	20,784	165,441
Vericel Corp.(b)	5,096	189,622
ViewRay, Inc.(b)	12,068	62,030
VistaGen Therapeutics, Inc.(b)	56,439	108,927
Vocera Communications, Inc.(b)	2,322	135,465
		15,789,985
Industrials-20.84%
AAR Corp.(b)	4,420	144,357
ABM Industries, Inc.	1,107	49,815
Acacia Research Corp.(b)	6,334	31,037
ACCO Brands Corp.	13,852	114,418
AeroVironment, Inc.(b)	450	36,342
Air Transport Services Group, Inc.(b)	1,745	43,084
Alamo Group, Inc.	669	95,145
Albany International Corp., Class A(c)	653	52,847
Allegiant Travel Co.(b)	341	59,068
Allied Motion Technologies, Inc.	1,629	64,264
Alta Equipment Group, Inc.(b)	3,356	49,031
Altra Industrial Motion Corp.	1,727	91,030
Ameresco, Inc., Class A(b)	3,494	315,613
American Superconductor Corp.(b)	3,318	42,470
American Woodmark Corp.(b)	845	52,086
Apogee Enterprises, Inc.	5,875	242,637
Applied Industrial Technologies, Inc.	878	83,445
ArcBest Corp.	10,081	1,039,149
Arcosa, Inc.	1,203	61,558
Argan, Inc.	891	35,016
Array Technologies, Inc.(b)	5,391	97,119
ASGN, Inc.(b)	434	52,809
Astec Industries, Inc.	1,475	92,453
Astronics Corp.(b)	2,066	21,610
Atkore, Inc.(b)	4,412	469,878
Atlas Air Worldwide Holdings, Inc.(b)	3,372	295,421
Avis Budget Group, Inc.(b)	1,374	377,287
AZZ, Inc.	2,393	124,173
Babcock & Wilcox Enterprises, Inc.(b)	27,397	249,313
Barnes Group, Inc.	765	33,239
Barrett Business Services, Inc.	1,076	75,955
Beacon Roofing Supply, Inc.(b)	3,116	155,520
Beam Global(b)(c)	3,817	101,303
Blink Charging Co.(b)(c)	6,842	262,938
Bloom Energy Corp., Class A(b)(c)	4,446	122,176
Blue Bird Corp.(b)	3,378	68,371
BlueLinx Holdings, Inc.(b)	11,270	794,986
Boise Cascade Co.	4,505	292,059
BrightView Holdings, Inc.(b)	2,533	34,449
Brink’s Co. (The)(c)	1,494	91,373
Byrna Technologies, Inc.(b)(c)	1,576	23,199
Caesarstone Ltd.	2,790	31,164

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
CBIZ, Inc.(b)	2,193	$79,014
Chart Industries, Inc.(b)(c)	1,466	255,890
Columbus McKinnon Corp.	3,126	138,857
Comfort Systems USA, Inc.	3,265	309,751
Commercial Vehicle Group, Inc.(b)	39,347	330,121
Concrete Pumping Holdings, Inc.(b)	8,234	67,272
Construction Partners, Inc.(b)	3,630	125,380
Cornerstone Building Brands, Inc.(b)	15,422	242,434
Costamare, Inc. (Monaco)	13,010	156,120
Covenant Logistics Group, Inc., Class A(b)	4,344	108,904
CRA International, Inc.	3,831	352,720
CSW Industrials, Inc.	997	119,839
Daseke, Inc.(b)	28,871	278,605
Deluxe Corp.	7,034	238,031
Ducommun, Inc.(b)	1,436	61,044
DXP Enterprises, Inc.(b)	3,546	97,976
Dycom Industries, Inc.(b)	4,903	458,332
Eagle Bulk Shipping, Inc.(c)	3,285	131,630
EMCOR Group, Inc.	692	82,583
Encore Wire Corp.	1,822	255,918
Energy Recovery, Inc.(b)	6,232	132,430
Enerpac Tool Group Corp.	2,132	45,007
EnerSys	536	39,712
Ennis, Inc.	2,337	44,450
EnPro Industries, Inc.	2,536	258,672
Evoqua Water Technologies Corp.(b)	2,024	91,040
Federal Signal Corp.	1,260	53,462
Fluor Corp.(b)(c)	3,541	78,292
Forward Air Corp.	1,530	151,087
Franklin Electric Co., Inc.	770	67,798
FuelCell Energy, Inc.(b)(c)	19,390	168,305
GATX Corp.(c)	834	82,149
Genco Shipping & Trading Ltd.	2,434	37,508
Gibraltar Industries, Inc.(b)	1,202	81,616
Global Industrial Co.	1,567	62,774
GMS, Inc.(b)	7,057	394,275
GrafTech International Ltd.	6,249	72,801
Granite Construction, Inc.	9,053	351,981
Great Lakes Dredge & Dock Corp.(b)	8,452	124,921
Greenbrier Cos., Inc. (The)	10,059	402,259
Griffon Corp.	3,998	105,187
H&E Equipment Services, Inc.	8,405	353,850
Harsco Corp.(b)	7,241	105,574
Healthcare Services Group, Inc.	1,616	28,280
Heidrick & Struggles International, Inc.	4,695	202,683
Helios Technologies, Inc.	2,271	227,849
Herc Holdings, Inc.	3,786	645,324
Heritage-Crystal Clean, Inc.(b)	2,769	88,857
Hillenbrand, Inc.	2,752	122,739
HireQuest, Inc.(c)	2,868	65,390
HNI Corp.	2,496	98,617
Hub Group, Inc., Class A(b)	1,432	111,223
Huron Consulting Group, Inc.(b)	958	43,771
HyreCar, Inc.(b)	5,937	31,466
Hyster-Yale Materials Handling, Inc.	3,633	142,632
ICF International, Inc.	1,078	104,286
IES Holdings, Inc.(b)	3,600	172,764
Infrastructure and Energy Alternatives, Inc.(b)	26,378	249,536
Insperity, Inc.	678	78,472
Insteel Industries, Inc.	9,189	387,408
Interface, Inc.	13,236	188,745
JELD-WEN Holding, Inc.(b)	4,878	118,194
	Shares	Value
Industrials-(continued)
John Bean Technologies Corp.	430	$67,841
Kadant, Inc.	695	162,950
KAR Auction Services, Inc.(b)(c)	2,562	38,404
KBR, Inc.	1,313	57,772
Kelly Services, Inc., Class A	6,985	117,767
Kennametal, Inc.	1,250	44,212
Kforce, Inc.	5,717	438,094
Kimball International, Inc., Class B	2,904	29,737
Korn Ferry	3,548	258,082
Kratos Defense & Security Solutions, Inc.(b)	1,680	33,113
Lawson Products, Inc.(b)	962	46,301
Lindsay Corp.	778	113,215
Luxfer Holdings PLC (United Kingdom)	4,570	86,739
Manitowoc Co., Inc. (The)(b)	11,545	220,048
ManTech International Corp., Class A	519	35,266
Masonite International Corp.(b)	1,202	128,614
Matson, Inc.	4,884	398,193
Matthews International Corp., Class A	9,053	313,868
Maxar Technologies, Inc.	6,929	190,755
Mayville Engineering Co., Inc.(b)	5,147	76,433
McGrath RentCorp	1,441	111,389
Meritor, Inc.(b)	2,599	65,729
Mesa Air Group, Inc.(b)	41,065	289,919
Miller Industries, Inc.	1,951	63,817
MillerKnoll, Inc.	6,339	240,502
Mistras Group, Inc.(b)	11,724	93,440
Montrose Environmental Group, Inc.(b)(c)	1,176	86,118
Moog, Inc., Class A	1,882	130,178
MRC Global, Inc.(b)	24,045	165,430
Mueller Industries, Inc.	4,243	234,765
Mueller Water Products, Inc., Class A	6,214	84,759
MYR Group, Inc.(b)	8,241	912,361
Northwest Pipe Co.(b)	1,346	38,738
NV5 Global, Inc.(b)	1,902	250,113
PAM Transportation Services, Inc.(b)	1,827	118,371
Park-Ohio Holdings Corp.	7,091	149,691
PGT Innovations, Inc.(b)	4,346	89,267
Pitney Bowes, Inc.	103,717	708,387
Powell Industries, Inc.	1,160	28,327
Preformed Line Products Co.	491	31,007
Primoris Services Corp.	9,211	206,511
Quanex Building Products Corp.	11,012	235,326
Radiant Logistics, Inc.(b)	20,346	153,409
Resideo Technologies, Inc.(b)	9,643	251,586
Resources Connection, Inc.	3,772	64,803
REV Group, Inc.	16,479	258,720
RR Donnelley & Sons Co.(b)	88,030	929,597
Rush Enterprises, Inc., Class A	4,317	219,994
Safe Bulkers, Inc. (Greece)(b)	49,693	179,889
Saia, Inc.(b)	355	117,569
Shyft Group, Inc. (The)	9,283	451,247
SkyWest, Inc.(b)	1,713	67,098
SPX Corp.(b)	1,269	73,792
SPX FLOW, Inc.	2,177	181,801
Standex International Corp.	1,601	164,919
Steelcase, Inc., Class A	3,630	40,620
Stem, Inc.(b)	6,413	136,084
Sterling Construction Co., Inc.(b)	15,329	395,028
Team, Inc.(b)	5,838	7,881
Tennant Co.	711	55,927
Terex Corp.	5,528	234,277
Textainer Group Holdings Ltd. (China)(b)	22,902	748,208

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Thermon Group Holdings, Inc.(b)	2,372	$40,941
Titan International, Inc.(b)	58,539	403,334
Titan Machinery, Inc.(b)	15,313	509,004
TPI Composites, Inc.(b)(c)	5,188	92,502
Transcat, Inc.(b)	3,531	314,153
Trinity Industries, Inc.(c)	1,251	33,152
Triton International Ltd. (Bermuda)	3,022	169,141
TrueBlue, Inc.(b)	8,191	213,130
Tutor Perini Corp.(b)	3,802	48,894
UFP Industries, Inc.	877	73,037
Universal Logistics Holdings, Inc.	1,538	28,591
Upwork, Inc.(b)	2,133	79,476
US Xpress Enterprises, Inc., Class A(b)(c)	12,530	98,486
Veritiv Corp.(b)	13,658	1,721,454
View, Inc.(b)(c)	3,772	15,918
VSE Corp.	1,902	104,115
Wabash National Corp.	10,013	167,217
Watts Water Technologies, Inc., Class A	503	94,921
Welbilt, Inc.(b)	9,783	230,487
WESCO International, Inc.(b)	2,568	318,766
Willdan Group, Inc.(b)	1,996	79,860
Willis Lease Finance Corp.(b)	1,242	42,538
WillScot Mobile Mini Holdings Corp.(b)	1,297	49,403
Yellow Corp.(b)	62,824	826,764
Zurn Water Solutions Corp.	792	27,760
		34,580,056
Information Technology-8.50%
3D Systems Corp.(b)(c)	5,929	135,063
8x8, Inc.(b)	1,556	33,532
A10 Networks, Inc.	3,651	56,298
ADTRAN, Inc.	5,779	117,776
Advanced Energy Industries, Inc.	419	36,742
Agilysys, Inc.(b)	4,029	175,463
Alpha & Omega Semiconductor Ltd.(b)	11,073	543,906
Altair Engineering, Inc., Class A(b)	839	62,464
Ambarella, Inc.(b)	665	119,381
Appian Corp.(b)(c)	456	33,904
Arlo Technologies, Inc.(b)	8,562	66,356
Avaya Holdings Corp.(b)	3,732	72,662
Aviat Networks, Inc.(b)	8,002	250,783
Avid Technology, Inc.(b)	11,739	376,352
Axcelis Technologies, Inc.(b)	1,466	90,628
AXT, Inc.(b)	9,877	81,189
Badger Meter, Inc.	468	47,904
Belden, Inc.	1,884	116,186
Benchmark Electronics, Inc.	4,049	95,475
Brightcove, Inc.(b)	6,376	61,401
CalAmp Corp.(b)	4,724	43,366
Calix, Inc.(b)	5,975	400,086
Cambium Networks Corp.(b)	2,568	69,875
Cantaloupe, Inc.(b)	6,079	54,833
Casa Systems, Inc.(b)	7,714	38,493
Cerence, Inc.(b)(c)	790	59,392
ChannelAdvisor Corp.(b)	4,476	111,945
Cleanspark, Inc.(b)	11,201	199,154
Clearfield, Inc.(b)(c)	5,080	328,879
Cohu, Inc.(b)	4,864	160,366
CommVault Systems, Inc.(b)	914	57,472
Comtech Telecommunications Corp.	3,139	79,699
Conduent, Inc.(b)	80,717	406,814
Consensus Cloud Solutions, Inc.(b)	94	5,888
CTS Corp.	4,799	167,197
	Shares	Value
Information Technology-(continued)
Daktronics, Inc.(b)	8,381	$40,899
Diebold Nixdorf, Inc.(b)	28,130	228,134
Digi International, Inc.(b)	6,413	138,072
Digital Turbine, Inc.(b)(c)	1,903	100,973
Diodes, Inc.(b)	706	75,083
Domo, Inc., Class B(b)	1,570	113,590
DZS, Inc.(b)(c)	2,879	37,312
Eastman Kodak Co.(b)(c)	8,153	48,836
Ebix, Inc.	1,368	41,806
EMCORE Corp.(b)	15,782	116,313
ePlus, Inc.(b)	795	83,865
EVERTEC, Inc.	1,109	46,567
ExlService Holdings, Inc.(b)	658	85,454
Extreme Networks, Inc.(b)	26,272	354,672
Fabrinet (Thailand)(b)	485	53,622
FARO Technologies, Inc.(b)	556	38,620
GreenBox POS(b)(c)	7,236	37,700
Grid Dynamics Holdings, Inc.(b)	4,054	159,038
Harmonic, Inc.(b)	5,037	54,148
Ichor Holdings Ltd.(b)	4,971	238,061
Identiv, Inc.(b)	10,521	241,878
Impinj, Inc.(b)	920	68,972
Insight Enterprises, Inc.(b)(c)	2,538	250,298
Iteris, Inc.(b)	6,013	27,299
Kimball Electronics, Inc.(b)	8,153	173,007
Kopin Corp.(b)(c)	28,304	147,747
Kulicke & Soffa Industries, Inc. (Singapore)(c)	3,025	174,422
Luna Innovations, Inc.(b)	4,420	36,995
Marathon Digital Holdings, Inc.(b)(c)	10,300	526,021
MaxLinear, Inc.(b)	1,923	129,476
Meta Materials, Inc.(b)(c)	24,008	88,109
Methode Electronics, Inc.	1,937	86,138
MicroStrategy, Inc., Class A(b)(c)	493	355,665
MicroVision, Inc.(b)(c)	16,296	115,376
Mitek Systems, Inc.(b)(c)	4,724	80,922
MoneyGram International, Inc.(b)(c)	50,310	298,338
NETGEAR, Inc.(b)	3,305	88,376
Onto Innovation, Inc.(b)	1,192	112,239
OSI Systems, Inc.(b)	494	44,919
PAR Technology Corp.(b)(c)	1,894	99,189
Perficient, Inc.(b)	2,464	337,642
Photronics, Inc.(b)	3,134	41,400
Plantronics, Inc.(b)(c)	10,942	279,240
Plexus Corp.(b)	1,025	86,244
Priority Technology Holdings, Inc.(b)	7,359	47,539
Quantum Corp.(b)	10,809	59,125
Rekor Systems, Inc.(b)(c)	9,318	62,617
Ribbon Communications, Inc.(b)	9,998	54,489
Riot Blockchain, Inc.(b)(c)	10,121	378,222
Rogers Corp.(b)	303	82,604
SailPoint Technologies Holding, Inc.(b)	1,135	59,690
Sanmina Corp.(b)	3,908	142,798
ScanSource, Inc.(b)	2,421	75,656
ShotSpotter, Inc.(b)	914	32,100
SiTime Corp.(b)	746	222,666
SMART Global Holdings, Inc.(b)	2,295	130,861
Sprout Social, Inc., Class A(b)	1,595	178,130
Sumo Logic, Inc.(b)	2,491	35,223
SunPower Corp.(b)(c)	6,120	175,338
Synaptics, Inc.(b)	760	214,502
TTEC Holdings, Inc.	491	41,435
TTM Technologies, Inc.(b)	5,253	72,386

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Tucows, Inc., Class A(b)(c)	480	$39,038
Turtle Beach Corp.(b)(c)	5,964	159,835
Ultra Clean Holdings, Inc.(b)	5,127	281,011
Unisys Corp.(b)	10,620	192,859
Veeco Instruments, Inc.(b)	4,316	114,719
Verint Systems, Inc.(b)	3,638	173,132
Viant Technology, Inc., Class A(b)	2,446	23,971
Vishay Intertechnology, Inc.	3,966	80,787
Vishay Precision Group, Inc.(b)	1,463	50,225
Workiva, Inc.(b)	616	85,914
Xperi Holding Corp.	5,728	102,646
		14,109,119
Materials-5.82%
AdvanSix, Inc.	19,010	860,963
Allegheny Technologies, Inc.(b)	2,273	32,367
American Vanguard Corp.	3,563	50,986
Amyris, Inc.(b)(c)	3,367	23,098
Arconic Corp.(b)	6,082	162,511
Avient Corp.	2,712	149,187
Cabot Corp.	1,328	69,693
Carpenter Technology Corp.	3,283	90,217
Century Aluminum Co.(b)	7,275	96,248
Coeur Mining, Inc.(b)	20,576	115,226
Commercial Metals Co.	2,905	89,764
Compass Minerals International, Inc.	1,054	51,277
Constellium SE(b)	19,591	344,214
Danimer Scientific, Inc.(b)(c)	5,336	71,182
Ferro Corp.(b)	6,741	142,370
Forterra, Inc.(b)	9,728	231,429
GCP Applied Technologies, Inc.(b)	2,143	50,018
Greif, Inc., Class A	2,254	136,773
H.B. Fuller Co.	1,234	90,279
Hawkins, Inc.	3,537	117,358
Haynes International, Inc.	1,730	69,321
Hecla Mining Co.	18,588	102,977
Ingevity Corp.(b)	1,148	82,553
Innospec, Inc.	473	38,408
Intrepid Potash, Inc.(b)	4,015	165,016
Kaiser Aluminum Corp.	1,161	103,596
Koppers Holdings, Inc.(b)	6,117	184,733
Kraton Corp.(b)	7,804	359,452
Livent Corp.(b)(c)	8,140	246,561
Materion Corp.	711	60,193
Minerals Technologies, Inc.	1,848	121,358
Myers Industries, Inc.	4,979	96,991
O-I Glass, Inc.(b)	17,203	190,437
Olympic Steel, Inc.	11,735	238,807
Orion Engineered Carbons S.A. (Germany)(b)	11,001	193,068
Pactiv Evergreen, Inc.	2,937	36,448
Ranpak Holdings Corp.(b)	8,047	318,903
Rayonier Advanced Materials, Inc.(b)	61,313	335,995
Ryerson Holding Corp.	16,955	397,256
Schnitzer Steel Industries, Inc., Class A	12,192	586,435
Schweitzer-Mauduit International, Inc., Class A	2,735	78,494
Sensient Technologies Corp.	1,058	102,933
Stepan Co.	449	50,607
Summit Materials, Inc., Class A(b)	4,760	177,548
SunCoke Energy, Inc.	74,166	451,671
TimkenSteel Corp.(b)	43,758	626,615
Tredegar Corp.	3,137	34,507
TriMas Corp.	1,909	63,226
Trinseo PLC	9,346	441,412
	Shares	Value
Materials-(continued)
Tronox Holdings PLC, Class A	17,934	$394,369
United States Lime & Minerals, Inc.	337	40,154
Valhi, Inc.	2,076	54,765
Verso Corp., Class A	7,235	152,948
Worthington Industries, Inc.	1,569	75,281
		9,648,198
Real Estate-2.33%
Acadia Realty Trust	3,218	64,971
Alexander & Baldwin, Inc.	3,150	69,395
Apartment Investment & Management Co., Class A	14,593	108,134
Armada Hoffler Properties, Inc.	5,997	83,658
Brandywine Realty Trust	5,406	69,467
Broadstone Net Lease, Inc.	3,677	91,925
CareTrust REIT, Inc.	1,655	33,448
CatchMark Timber Trust, Inc., Class A	3,386	26,038
Chatham Lodging Trust(b)	4,367	52,011
Columbia Property Trust, Inc.	3,117	59,846
CTO Realty Growth, Inc.(c)	1,105	60,687
Empire State Realty Trust, Inc., Class A(c)	7,790	70,811
Essential Properties Realty Trust, Inc.	1,694	45,789
eXp World Holdings, Inc.(c)	3,083	113,177
Farmland Partners, Inc.	5,750	66,643
Gladstone Land Corp.	2,409	68,825
Independence Realty Trust, Inc.	3,767	92,292
Industrial Logistics Properties Trust	1,757	38,935
Innovative Industrial Properties, Inc.(c)	362	92,973
iStar, Inc.(c)	2,273	55,325
Kite Realty Group Trust	11,361	228,583
Macerich Co. (The)(c)	3,261	61,502
Monmouth Real Estate Investment Corp.	2,021	41,976
National Storage Affiliates Trust	1,137	69,789
NETSTREIT Corp.	3,664	78,190
Newmark Group, Inc., Class A	7,865	126,312
NexPoint Residential Trust, Inc.	1,102	82,187
Office Properties Income Trust	1,222	28,998
One Liberty Properties, Inc.	1,962	63,824
Paramount Group, Inc.	4,314	34,339
Plymouth Industrial REIT, Inc.	2,315	68,871
PotlatchDeltic Corp.	890	48,185
Rafael Holdings, Inc., Class B(b)	2,939	16,135
Realogy Holdings Corp.(b)	34,440	523,144
Retail Opportunity Investments Corp.	3,992	70,100
RPT Realty	9,484	120,637
SITE Centers Corp.	6,034	90,872
St. Joe Co. (The)	2,135	102,501
Tanger Factory Outlet Centers, Inc.	15,804	313,077
UMH Properties, Inc.	4,425	102,129
Urban Edge Properties	6,901	118,904
Urstadt Biddle Properties, Inc., Class A	3,281	61,945
Xenia Hotels & Resorts, Inc.(b)	3,299	51,695
		3,868,245
Utilities-0.17%
ALLETE, Inc.	525	30,781
Avista Corp.	953	36,700
Chesapeake Utilities Corp.	477	60,750
Otter Tail Corp.	1,123	73,433

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Unitil Corp.	836	$34,644
Via Renewables, Inc.	3,359	37,520
		273,828
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $162,021,821)		165,706,448
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.55%
Invesco Private Government Fund, 0.02%(g)(h)(i)	6,644,025	6,644,025
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(g)(h)(i)	15,834,474	$15,839,224
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,484,245)		22,483,249
TOTAL INVESTMENTS IN SECURITIES-113.43% (Cost $184,506,066)		188,189,697
OTHER ASSETS LESS LIABILITIES-(13.43)%		(22,277,055)
NET ASSETS-100.00%		$165,912,642

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Restricted security. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,890,240	$(1,890,240)	$-	$-	$-	$6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,396,398	7,915,936	(4,668,309)	-	-	6,644,025	250*
Invesco Private Prime Fund	8,063,812	18,792,714	(11,015,879)	(996)	(427)	15,839,224	3,076*
Total	$11,460,210	$28,598,890	$(17,574,428)	$(996)	$(427)	$22,483,249	$3,332

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$126,573,246	$15	$-	$126,573,261
Money Market Funds	-	1,632,199	-	1,632,199
Total Investments	$126,573,246	$1,632,214	$-	$128,205,460
Invesco Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,909,404,277	$-	$401,841	$1,909,806,118
Money Market Funds	-	100,446,580	-	100,446,580
Total Investments	$1,909,404,277	$100,446,580	$401,841	$2,010,252,698
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$165,706,313	$-	$135	$165,706,448
Money Market Funds	-	22,483,249	-	22,483,249
Total Investments	$165,706,313	$22,483,249	$135	$188,189,697